Quarterly Report
November 30, 2025
SSGA Active Trust
State Street My2026 Municipal Bond ETF
State Street My2027 Municipal Bond ETF
State Street My2028 Municipal Bond ETF
State Street My2029 Municipal Bond ETF
State Street My2030 Municipal Bond ETF
State Street My2031 Municipal Bond ETF
State Street My2026 Corporate Bond ETF
State Street My2027 Corporate Bond ETF
State Street My2028 Corporate Bond ETF
State Street My2029 Corporate Bond ETF
State Street My2030 Corporate Bond ETF
State Street My2031 Corporate Bond ETF
State Street My2032 Corporate Bond ETF
State Street My2033 Corporate Bond ETF
State Street My2034 Corporate Bond ETF
State Street My2035 Corporate Bond ETF

TABLE OF CONTENTS (Unaudited)

STATE STREET MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.3%
ARIZONA — 3.7%
Arizona Transportation Board Revenue, AZ 5.00%, 7/1/2026	$450,000	$456,583
ARKANSAS — 1.1%
Dover School District No. 17, General Obligation, AR State Aid Withholding, 2.00%, 2/1/2026	135,000	134,642
CALIFORNIA — 3.5%
Arcadia Unified School District, General Obligation, CA 4.00%, 8/1/2038	225,000	225,567
Los Angeles Department of Water & Power Water System Revenue, CA Series C, 5.00%, 7/1/2026	100,000	101,274
State of California, General Obligation, CA:
4.00%, 9/1/2026	15,000	15,181
5.00%, 9/1/2028	45,000	45,824
5.00%, 10/1/2047	50,000	50,149
		437,995
COLORADO — 3.1%
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	110,000	112,824
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2046	200,000	201,339
Weld County School District No. RE-3J, General Obligation, CO Build America Mutual Assurance Corp., State Aid Withholding, 4.00%, 12/15/2026 (a)	70,000	71,012
		385,175
CONNECTICUT — 2.2%
State of Connecticut Special Tax Revenue, CT Series A, 5.00%, 9/1/2027	200,000	203,505
State of Connecticut, General Obligation, CT Series A, 5.00%, 4/15/2026	70,000	70,629
		274,134
DELAWARE — 3.1%
Delaware Transportation Authority Revenue, DE:
5.00%, 7/1/2026	155,000	157,249
5.00%, 9/1/2026	225,000	229,202
		386,451
Security Description	Principal Amount	Value
DISTRICT OF COLUMBIA — 0.8%
District of Columbia Income Tax Revenue, DC Series A, 5.00%, 3/1/2026	$100,000	$100,607
FLORIDA — 4.9%
City of Gainesville Utilities System Revenue, FL Series A, 5.00%, 10/1/2026	65,000	66,252
Florida Municipal Power Agency Revenue, FL:
Series A, 5.00%, 10/1/2027	170,000	172,958
Series A, 5.00%, 10/1/2028	270,000	274,850
Tampa Bay Water Revenue, FL Series A, 5.00%, 10/1/2037	95,000	96,596
		610,656
GEORGIA — 5.4%
Municipal Electric Authority of Georgia Revenue, GA Series A, 5.00%, 1/1/2026	445,000	445,893
Richmond County Board of Education, General Obligation, GA State Aid Withholding, 5.00%, 10/1/2026	220,000	224,421
		670,314
HAWAII — 0.4%
State of Hawaii, General Obligation, HI Series FK, 5.00%, 5/1/2026	50,000	50,508
ILLINOIS — 5.3%
City of Chicago Waterworks Revenue, IL 5.00%, 11/1/2027	25,000	25,472
Illinois Finance Authority Revenue, IL Series A, 4.00%, 10/1/2034	225,000	225,672
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2030	105,000	106,762
State of Illinois, General Obligation, IL:
5.00%, 2/1/2026	250,000	250,815
Series B, 5.00%, 3/1/2026	30,000	30,151
Series B, 5.00%, 10/1/2026	20,000	20,343
		659,215
INDIANA — 5.2%
City of Indianapolis Department of Public Utilities Water System Revenue, IN Series A, 5.00%, 10/1/2026	120,000	122,281
Indiana Bond Bank Revenue, IN Series A-1, 5.00%, 2/15/2026	300,000	301,314
Indiana Municipal Power Agency Revenue, IN Series C, 5.00%, 1/1/2027	35,000	35,445

See accompanying notes to Schedule of Investments.

STATE STREET MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Richland-Bean Blossom School Building Corp. Revenue, IN State Aid Intercept, 5.00%, 7/15/2026	$185,000	$187,139
		646,179
KANSAS — 1.3%
Johnson County Public Building Commission Revenue, KS Series A, 5.00%, 9/1/2026	120,000	122,096
State of Kansas Department of Transportation Revenue, KS Series A, 5.00%, 9/1/2026	35,000	35,635
		157,731
KENTUCKY — 2.3%
Kentucky State Property & Building Commission Revenue, KY:
Series A, 5.00%, 11/1/2026	130,000	132,829
Series B, 5.00%, 11/1/2026	145,000	148,156
		280,985
LOUISIANA — 0.2%
State of Louisiana, General Obligation, LA Series B, 5.00%, 8/1/2026	30,000	30,482
MARYLAND — 0.2%
State of Maryland, General Obligation, MD:
Series A, 5.00%, 3/15/2026	10,000	10,071
Series B, 5.00%, 8/1/2026	20,000	20,330
		30,401
MICHIGAN — 4.0%
Grand Rapids Public Schools, General Obligation, MI Assured Guaranty, Inc., 5.00%, 5/1/2038 (a)	225,000	225,674
Michigan Finance Authority Revenue, MI Series A, 5.00%, 11/1/2026	135,000	137,975
Portage Public Schools, General Obligation, MI 5.00%, 11/1/2032	140,000	141,046
		504,695
MINNESOTA — 3.0%
Metropolitan Council, General Obligation, MN Series C, 5.00%, 3/1/2026	20,000	20,118
State of Minnesota, General Obligation, MN Series D, 5.00%, 10/1/2026	215,000	219,430
Western Minnesota Municipal Power Agency Revenue, MN Series A, 5.00%, 1/1/2034	135,000	135,254
		374,802
Security Description	Principal Amount	Value
MISSISSIPPI — 2.2%
State of Mississippi, General Obligation, MS:
Series B, 5.00%, 12/1/2027	$105,000	$107,353
Series B, 5.00%, 12/1/2032	165,000	169,232
		276,585
MISSOURI — 0.1%
Metropolitan St. Louis Sewer District Revenue, MO Series C, 5.00%, 5/1/2028	10,000	10,079
NEBRASKA — 0.5%
Omaha Public Power District Revenue, NE Series A, 5.00%, 2/1/2029	65,000	65,245
NEW MEXICO — 1.6%
Albuquerque Municipal School District No. 12, General Obligation, NM State Aid Withholding, 5.00%, 8/1/2026	195,000	198,074
State of New Mexico Severance Tax Permanent Fund Revenue, NM Series A, 5.00%, 7/1/2026	5,000	5,069
		203,143
NEW YORK — 4.0%
City of New York, General Obligation, NY Series B1, 5.00%, 12/1/2037	175,000	177,716
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series B1, 4.00%, 8/1/2037	225,000	225,387
Utility Debt Securitization Authority Revenue, NY 5.00%, 12/15/2037	90,000	90,079
		493,182
NORTH CAROLINA — 2.5%
County of Durham, General Obligation, NC 4.00%, 10/1/2026	210,000	212,535
County of Wake, General Obligation, NC Series A, 5.00%, 4/1/2026	65,000	65,535
State of North Carolina Revenue, NC 5.00%, 3/1/2026	40,000	40,242
		318,312
NORTH DAKOTA — 0.7%
North Dakota Public Finance Authority Revenue, ND Series A, 5.00%, 10/1/2026	85,000	86,744

See accompanying notes to Schedule of Investments.

STATE STREET MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
OHIO — 3.6%
Berea City School District, General Obligation, OH Build America Mutual Assurance Corp., 5.00%, 12/1/2040 (a)	$110,000	$110,758
Ohio Water Development Authority Revenue, OH Series A, 5.00%, 6/1/2026	275,000	278,313
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH Series B, 5.00%, 12/1/2026	10,000	10,000
State of Ohio Revenue, OH Series 1, 5.00%, 12/15/2026	50,000	51,260
		450,331
OKLAHOMA — 2.4%
Oklahoma Turnpike Authority Revenue, OK Series A, 5.00%, 1/1/2026	300,000	300,597
PENNSYLVANIA — 3.9%
City of Philadelphia Water & Wastewater Revenue, PA Series B, 5.00%, 11/1/2026	30,000	30,628
Commonwealth of Pennsylvania, General Obligation, PA Series 1ST, 4.00%, 2/1/2033	225,000	225,374
State Public School Building Authority Revenue, PA State Aid Withholding, 5.00%, 6/1/2036	225,000	227,338
		483,340
SOUTH CAROLINA — 0.6%
South Carolina Public Service Authority Revenue, SC Series B, 5.00%, 12/1/2026	75,000	76,649
SOUTH DAKOTA — 0.1%
South Dakota Conservancy District Revenue, SD Series B, 5.00%, 8/1/2026	10,000	10,159
TENNESSEE — 3.1%
County of Shelby, General Obligation, TN Series B, 5.00%, 4/1/2026	190,000	191,520
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN Series B, 5.00%, 5/15/2026	85,000	85,938
State of Tennessee, General Obligation, TN Series B, 5.00%, 8/1/2026	105,000	106,756
		384,214
TEXAS — 11.0%
City of Austin Electric Utility Revenue, TX 5.00%, 11/15/2032	185,000	188,779
Security Description	Principal Amount	Value
City of Houston Combined Utility System Revenue, TX Series B, 5.00%, 11/15/2027	$20,000	$20,431
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2035	130,000	130,645
Series B, 5.00%, 3/1/2026	40,000	40,234
City of Waxahachie, General Obligation, TX 4.00%, 8/1/2036	225,000	226,910
Lower Colorado River Authority Revenue, TX 5.00%, 5/15/2026	50,000	50,533
Pflugerville Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2026	245,000	246,193
State of Texas, General Obligation, TX:
5.00%, 10/1/2026	105,000	107,137
Series A, 5.00%, 10/1/2026	115,000	117,341
Texas Water Development Board Revenue, TX:
5.00%, 8/1/2026	100,000	101,586
Series A, 5.00%, 10/15/2026	140,000	142,910
		1,372,699
UTAH — 1.1%
State of Utah, General Obligation, UT 5.00%, 7/1/2026	130,000	131,841
VERMONT — 0.2%
State of Vermont, General Obligation, VT Series A, 5.00%, 8/15/2026	20,000	20,347
VIRGINIA — 4.2%
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2026	235,000	237,925
County of Fairfax, General Obligation, VA Series A, State Aid Withholding, 5.00%, 10/1/2030	225,000	226,821
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 9/15/2026	60,000	61,165
		525,911
WASHINGTON — 4.9%
King County School District No. 400 Mercer Island, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2026	100,000	102,423
King County School District No. 411 Issaquah, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2026	75,000	76,795

See accompanying notes to Schedule of Investments.

STATE STREET MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
North Thurston Public Schools, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2026	$135,000	$138,230
Port of Tacoma Revenue, WA Series A, 5.00%, 12/1/2026	80,000	81,858
Snohomish County School District No. 201 Snohomish, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2026	50,000	50,056
State of Washington, General Obligation, WA:
Series 2017-A, 5.00%, 8/1/2035	65,000	65,796
Series B, 5.00%, 8/1/2030	65,000	65,951
Series C, 5.00%, 2/1/2027	30,000	30,113
		611,222
WISCONSIN — 1.9%
State of Wisconsin, General Obligation, WI 5.00%, 11/1/2026	235,000	240,266
TOTAL MUNICIPAL BONDS & NOTES (Cost $12,263,626)		12,252,421

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.93% (b) (c) (Cost $55,514)	55,514	$55,514
TOTAL INVESTMENTS — 98.7% (Cost $12,319,140)		12,307,935
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		161,548
NET ASSETS — 100.0%		$12,469,483
(a)	Bond is insured by the following:
% of Net Assets
Assured Guaranty, Inc.	1.8%
Build America Mutual Assurance Corp.	1.5%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at November 30, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$12,252,421	$—	$12,252,421
Short-Term Investment	55,514	—	—	55,514
TOTAL INVESTMENTS	$55,514	$12,252,421	$—	$12,307,935

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/25	Value at 11/30/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	41,946	$41,946	$3,138,293	$3,124,725	$—	$—	55,514	$55,514	$840
See accompanying notes to Schedule of Investments.

STATE STREET MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.0%
CALIFORNIA — 2.1%
California Health Facilities Financing Authority Revenue, CA Series B, 5.00%, 10/1/2039 (a)	$125,000	$129,193
COLORADO — 0.3%
Denver City & County School District No. 1, General Obligation, CO Series A, State Aid Withholding, 5.50%, 12/1/2028	15,000	15,860
CONNECTICUT — 3.5%
State of Connecticut Special Tax Revenue, CT Series A, 5.00%, 9/1/2027	215,000	218,768
DELAWARE — 0.4%
State of Delaware, General Obligation, DE Series A, 5.00%, 5/1/2027	25,000	25,876
DISTRICT OF COLUMBIA — 4.8%
District of Columbia Water & Sewer Authority Revenue, DC Series A, 5.00%, 10/1/2052	175,000	176,645
Washington Metropolitan Area Transit Authority Revenue, DC Series B, 5.00%, 7/1/2042	120,000	122,034
		298,679
FLORIDA — 1.1%
Central Florida Expressway Authority Revenue, FL Series B, 5.00%, 7/1/2027	70,000	70,853
GEORGIA — 4.7%
City of Atlanta Water & Wastewater Revenue, GA Series A, 5.00%, 11/1/2038	60,000	62,769
Houston County School District, General Obligation, GA State Aid Withholding, 5.00%, 9/1/2026	120,000	122,186
State of Georgia, General Obligation, GA Series A-2, 5.00%, 2/1/2030	100,000	102,844
		287,799
HAWAII — 2.3%
City & County Honolulu Wastewater System Revenue, HI Series B, 5.00%, 7/1/2027	25,000	25,320
State of Hawaii, General Obligation, HI Series EY, 5.00%, 10/1/2027	115,000	115,169
		140,489
ILLINOIS — 10.3%
City of Chicago Wastewater Transmission Revenue, IL Series B, 5.00%, 1/1/2036	85,000	86,667
Security Description	Principal Amount	Value
State of Illinois, General Obligation, IL Series A, 5.00%, 3/1/2027	$135,000	$138,436
Village of Elk Grove Village, General Obligation, IL 5.00%, 1/1/2036	200,000	203,773
Village of Rosemont, General Obligation, IL Series A, Assured Guaranty, Inc., 5.00%, 12/1/2046 (b)	205,000	205,197
		634,073
IOWA — 5.5%
Iowa Finance Authority Revenue, IA 5.00%, 8/1/2028	125,000	130,048
State of Iowa Board of Regents Revenue, IA Series 2025A, 5.00%, 9/1/2027	200,000	207,913
		337,961
KANSAS — 0.5%
Johnson County Public Building Commission Revenue, KS Series A, 4.00%, 9/1/2027	30,000	30,271
MAINE — 3.0%
State of Maine, General Obligation, ME Series B, 5.00%, 6/1/2027	180,000	186,651
MARYLAND — 0.5%
Washington Suburban Sanitary Commission Revenue, MD 5.00%, 6/1/2027	30,000	31,108
MICHIGAN — 1.1%
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2027	20,000	20,658
Michigan Finance Authority Revenue, MI Series B, 5.00%, 10/1/2027	45,000	45,839
		66,497
MISSOURI — 3.7%
Valley Park Fire Protection District, General Obligation, MO 4.00%, 3/1/2037	225,000	226,652
NEBRASKA — 0.4%
Omaha Public Power District Revenue, NE Series A, 5.00%, 2/1/2027	25,000	25,094
NEW MEXICO — 3.9%
New Mexico Finance Authority Revenue, NM Series B, 5.00%, 6/1/2027	75,000	77,783
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2036	160,000	160,515
		238,298

See accompanying notes to Schedule of Investments.

STATE STREET MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
NEW YORK — 8.3%
Build NYC Resource Corp. Revenue, NY 5.00%, 8/1/2030	$200,000	$202,791
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY Series A, 5.00%, 11/15/2035	100,000	102,831
New York City Municipal Water Finance Authority Revenue, NY Series DD, 5.00%, 6/15/2047	165,000	166,094
New York State Dormitory Authority Revenue, NY:
Series A, 5.00%, 2/15/2038	20,000	20,405
Series B, 5.00%, 2/15/2035	20,000	20,689
		512,810
NORTH CAROLINA — 3.7%
North Carolina Turnpike Authority Revenue, NC 5.00%, 1/1/2032	225,000	229,822
OHIO — 3.6%
Ohio Higher Educational Facility Commission Revenue, OH 5.00%, 7/1/2034	175,000	179,834
State of Ohio, General Obligation, OH Series C, 5.00%, 8/1/2027	40,000	41,626
		221,460
OKLAHOMA — 0.8%
Oklahoma Turnpike Authority Revenue, OK Series A, 5.00%, 1/1/2027	50,000	51,324
PENNSYLVANIA — 5.6%
Pennsylvania State University Revenue, PA Series A, 5.00%, 9/1/2037	20,000	20,598
Pennsylvania Turnpike Commission Revenue, PA:
Series A-1, 5.00%, 12/1/2042	175,000	178,968
Series B-1, 5.00%, 6/1/2037	25,000	25,680
Philadelphia Housing Authority Revenue, PA 5.00%, 5/1/2047	115,000	118,616
		343,862
TENNESSEE — 5.0%
Metropolitan Government of Nashville & Davidson County, General Obligation, TN 5.00%, 1/1/2027	225,000	227,988
State of Tennessee, General Obligation, TN Series B, 5.00%, 8/1/2027	80,000	81,220
		309,208
Security Description	Principal Amount	Value
TEXAS — 9.9%
Austin Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/1/2027	$30,000	$30,439
City of Dallas, General Obligation, TX 5.00%, 2/15/2029	55,000	56,559
City of Houston, General Obligation, TX Series A, 5.00%, 3/1/2027	40,000	40,222
County of Williamson, General Obligation, TX 5.00%, 2/15/2027	35,000	36,020
Houston Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2027	110,000	110,491
Trinity River Authority Central Regional Wastewater System Revenue, TX 5.00%, 8/1/2026	275,000	279,335
Via Metropolitan Transit Revenue, TX 5.00%, 7/15/2028	60,000	61,623
		614,689
VIRGINIA — 4.6%
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 3/15/2027	50,000	50,898
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2027	225,000	234,226
		285,124
WASHINGTON — 3.7%
County of King Sewer Revenue, WA Series B, 5.00%, 7/1/2027	50,000	51,954
County of King, General Obligation, WA 4.00%, 7/1/2030	15,000	15,278
Port of Tacoma, General Obligation, WA Series A, 5.00%, 12/1/2030	30,000	30,639
State of Washington, General Obligation, WA:
Series 2017-A, 5.00%, 8/1/2027	110,000	111,714
Series D, 5.00%, 2/1/2040	20,000	20,364
		229,949
WISCONSIN — 4.7%
Green Bay Area Public School District, General Obligation, WI 5.00%, 4/1/2027	250,000	257,870
State of Wisconsin, General Obligation, WI:
5.00%, 11/1/2030	10,000	10,350

See accompanying notes to Schedule of Investments.

STATE STREET MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 3, 5.00%, 11/1/2030	$20,000	$20,701
		288,921
TOTAL MUNICIPAL BONDS & NOTES (Cost $6,048,433)		6,051,291
	Shares
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.93% (c) (d) (Cost $25,348)	25,348	25,348
TOTAL INVESTMENTS — 98.4% (Cost $6,073,781)		6,076,639
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		99,701
NET ASSETS — 100.0%		$6,176,340

(a)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Assured Guaranty, Inc.	3.3%
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at November 30, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$6,051,291	$—	$6,051,291
Short-Term Investment	25,348	—	—	25,348
TOTAL INVESTMENTS	$25,348	$6,051,291	$—	$6,076,639

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/25	Value at 11/30/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	27,202	$27,202	$44,544	$46,398	$—	$—	25,348	$25,348	$333
See accompanying notes to Schedule of Investments.

STATE STREET MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.7%
ARIZONA — 1.3%
Salt River Project Agricultural Improvement & Power District Revenue, AZ Series A, 5.00%, 1/1/2037	$75,000	$77,985
CALIFORNIA — 4.4%
Metropolitan Water District of Southern California Revenue, CA 5.00%, 1/1/2036	60,000	63,771
San Mateo County Community College District, General Obligation, CA Series B, 5.00%, 9/1/2045	200,000	206,921
		270,692
COLORADO — 1.4%
Larimer County School District No. R-1 Poudre, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2031	25,000	26,773
University of Colorado Revenue, CO Series A-2, 4.00%, 6/1/2038	60,000	61,511
		88,284
CONNECTICUT — 3.8%
State of Connecticut, General Obligation, CT Series A, 5.00%, 3/15/2028	225,000	237,221
FLORIDA — 5.9%
Miami-Dade County Educational Facilities Authority Revenue, FL:
Series A, 5.00%, 4/1/2028	100,000	104,893
Series A, 5.00%, 4/1/2034	190,000	198,285
Series A, 5.00%, 4/1/2048	35,000	35,345
School District of Broward County, General Obligation, FL 5.00%, 7/1/2034	25,000	26,286
		364,809
GEORGIA — 5.4%
Atlanta Urban Redevelopment Agency Revenue, GA Series B, 5.00%, 7/1/2028	100,000	106,149
Municipal Electric Authority of Georgia Revenue, GA Series A, 5.00%, 1/1/2028	225,000	227,956
		334,105
HAWAII — 1.1%
City & County of Honolulu, General Obligation, HI Series A, 5.00%, 9/1/2030	65,000	69,247
ILLINOIS — 3.0%
Illinois State Toll Highway Authority Revenue, IL Series A, 5.00%, 1/1/2035	75,000	78,043
Security Description	Principal Amount	Value
State of Illinois, General Obligation, IL:
Series A, 5.00%, 3/1/2028	$75,000	$78,420
Series B, 5.00%, 10/1/2027	25,000	25,922
		182,385
INDIANA — 2.1%
Indiana Finance Authority Revenue, IN Series A, 5.00%, 2/1/2028	70,000	73,717
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series C, 4.00%, 1/1/2037	30,000	30,435
Series C, 5.00%, 1/1/2035	25,000	26,084
		130,236
IOWA — 0.3%
Iowa Finance Authority Revenue, IA Series A, 5.00%, 8/1/2033	20,000	21,201
KENTUCKY — 4.6%
Kentucky State Property & Building Commission Revenue, KY Series B, 5.00%, 11/1/2028	275,000	280,885
MASSACHUSETTS — 0.6%
Commonwealth of Massachusetts, General Obligation, MA Series A, 5.00%, 1/1/2038	35,000	36,375
MICHIGAN — 6.0%
City of Grosse Pointe, General Obligation, MI 5.00%, 10/1/2031	175,000	187,038
Gibraltar School District, General Obligation, MI Qualified School Bond Loan Fund, 5.00%, 5/1/2037	175,000	182,832
		369,870
NEBRASKA — 0.9%
Omaha Public Power District Revenue, NE Series A, 5.00%, 2/1/2028	55,000	55,208
NEVADA — 1.5%
County of Clark, General Obligation, NV Series B, 5.00%, 12/1/2033	70,000	74,688
State of Nevada Highway Improvement Revenue, NV 5.00%, 12/1/2028	20,000	20,229
		94,917
NEW HAMPSHIRE — 2.7%
New Hampshire Health & Education Facilities Authority Act Revenue, NH Series A, 5.00%, 7/1/2028	160,000	165,634
NEW YORK — 9.9%
Empire State Development Corp. Revenue, NY Series A, 5.00%, 3/15/2033	300,000	308,334

See accompanying notes to Schedule of Investments.

STATE STREET MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
New York City Transitional Finance Authority Building Aid Revenue, NY Series S-3, State Aid Withholding, 5.00%, 7/15/2034	$275,000	$289,395
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A1, 5.00%, 8/1/2035	10,000	10,520
		608,249
OHIO — 7.3%
City of Columbus, General Obligation, OH Series A, 5.00%, 4/1/2028	200,000	211,398
Ohio Higher Educational Facility Commission Revenue, OH Series A, 4.00%, 12/1/2035	225,000	227,503
State of Ohio Revenue, OH Series 2016-1, 5.00%, 12/15/2028	10,000	10,124
		449,025
OKLAHOMA — 0.6%
City of Oklahoma City, General Obligation, OK 4.00%, 3/1/2028	35,000	35,498
PENNSYLVANIA — 6.7%
Commonwealth of Pennsylvania, General Obligation, PA Series 1ST, 4.00%, 3/1/2037	130,000	132,153
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series B, 5.25%, 12/1/2048	175,000	179,199
Pittsburgh School District, General Obligation, PA Series A, State Aid Withholding, 4.00%, 9/1/2039	100,000	100,658
		412,010
SOUTH DAKOTA — 0.8%
South Dakota Conservancy District Revenue, SD Series B, 5.00%, 8/1/2028	30,000	31,219
South Dakota State Building Authority Revenue, SD Series A, 5.00%, 6/1/2038	20,000	20,845
		52,064
TENNESSEE — 1.5%
Metropolitan Government of Nashville & Davidson County, General Obligation, TN 5.00%, 7/1/2031	85,000	89,985
TEXAS — 15.8%
Conroe Municipal Management District No. 1, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 9/1/2035 (a)	130,000	131,163
Security Description	Principal Amount	Value
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2027	$165,000	$171,337
Hurst-Euless-Bedford Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 8/15/2038	225,000	228,086
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2035	10,000	10,446
5.00%, 5/15/2048	200,000	202,372
Texas Water Development Board Revenue, TX Series B, 5.00%, 4/15/2049	225,000	229,768
		973,172
UTAH — 0.2%
Central Utah Water Conservancy District Revenue, UT Series B, 5.00%, 10/1/2028	10,000	10,425
VIRGINIA — 4.2%
Virginia College Building Authority Revenue, VA Series C, 5.00%, 2/1/2028	55,000	56,521
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2028	195,000	202,805
		259,326
WASHINGTON — 4.1%
City of Marysville, General Obligation, WA Series B, 5.00%, 12/1/2038	25,000	26,013
City of Seattle Water System Revenue, WA 5.00%, 8/1/2028	25,000	25,696
King County School District No. 401 Highline, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2028	95,000	97,157
King County School District No. 414 Lake Washington, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2036	50,000	52,412
State of Washington, General Obligation, WA Series C, 5.00%, 2/1/2033	50,000	52,504
		253,782
WEST VIRGINIA — 1.4%
State of West Virginia, General Obligation, WV Series B, 5.00%, 12/1/2033	60,000	63,247

See accompanying notes to Schedule of Investments.

STATE STREET MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2028	$25,000	$25,975
		89,222
WISCONSIN — 0.2%
State of Wisconsin Environmental Improvement Fund Revenue, WI Series A, 5.00%, 6/1/2036	10,000	10,722
TOTAL MUNICIPAL BONDS & NOTES (Cost $6,015,041)		6,022,534
	Shares
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.93% (b) (c) (Cost $62,884)	62,884	62,884
TOTAL INVESTMENTS — 98.7% (Cost $6,077,925)		6,085,418
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		78,208
NET ASSETS — 100.0%		$6,163,626

(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	2.1%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at November 30, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$6,022,534	$—	$6,022,534
Short-Term Investment	62,884	—	—	62,884
TOTAL INVESTMENTS	$62,884	$6,022,534	$—	$6,085,418

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/25	Value at 11/30/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	52,297	$52,297	$1,061,677	$1,051,090	$—	$—	62,884	$62,884	$691
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.3%
ALABAMA — 3.4%
Alabama Public School & College Authority Revenue, AL Series A, 5.00%, 11/1/2029	$300,000	$327,293
Auburn University Revenue, AL Series A, 5.00%, 6/1/2029	15,000	15,160
State of Alabama, General Obligation, AL Series A, 5.00%, 11/1/2031	70,000	74,595
		417,048
ARIZONA — 3.4%
City of Mesa Utility System Revenue, AZ Series A, 5.00%, 7/1/2033	25,000	26,969
City of Phoenix Civic Improvement Corp. Revenue, AZ Series A, 5.00%, 7/1/2049	220,000	225,301
Maricopa County Industrial Development Authority Revenue, AZ Series A, 4.00%, 1/1/2044	185,000	172,830
		425,100
CALIFORNIA — 0.2%
California Infrastructure & Economic Development Bank Revenue, CA 5.00%, 8/1/2038	25,000	26,742
COLORADO — 2.9%
Pueblo School District No. 60, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2031	70,000	76,461
Weld County School District No. 6 Greeley, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2032	255,000	277,368
		353,829
DELAWARE — 1.8%
Delaware Municipal Electric Corp. Revenue, DE Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2033 (a)	160,000	171,719
Delaware Transportation Authority Revenue, DE 5.00%, 9/1/2029	50,000	54,287
		226,006
DISTRICT OF COLUMBIA — 0.2%
Washington Metropolitan Area Transit Authority Revenue, DC Series A-1, 5.00%, 7/1/2029	20,000	20,704
Security Description	Principal Amount	Value
FLORIDA — 4.8%
Central Florida Expressway Authority Revenue, FL Series B, 5.00%, 7/1/2049	$225,000	$229,711
County of Miami-Dade Aviation Revenue, FL Series 2016A, 5.00%, 10/1/2029	35,000	35,617
County of Miami-Dade Revenue, FL Series B, 5.00%, 4/1/2029	75,000	75,502
County of Miami-Dade Transit System Revenue, FL 5.00%, 7/1/2033	45,000	48,362
Volusia County Educational Facility Authority Revenue, FL Series A, 4.00%, 10/15/2037	200,000	202,836
		592,028
GEORGIA — 1.1%
City of Atlanta Water & Wastewater Revenue, GA Build America Mutual Assurance Corp., 5.00%, 11/1/2029 (a)	125,000	136,377
HAWAII — 0.0% *
City & County Honolulu Wastewater System Revenue, HI Series B, 5.00%, 7/1/2032	5,000	5,405
IDAHO — 0.4%
Idaho Housing & Finance Association Revenue, ID Series A, 5.00%, 7/15/2036	45,000	47,982
ILLINOIS — 6.3%
Chicago O'Hare International Airport Revenue, IL:
Series B, 5.00%, 1/1/2048	200,000	203,179
Series D, 5.25%, 1/1/2029	25,000	25,650
Illinois Finance Authority Revenue, IL:
5.00%, 7/1/2029	75,000	76,918
5.00%, 7/1/2030	25,000	27,023
Series C, 5.00%, 2/15/2029	140,000	143,369
Kendall & Kane Counties Community Unit School District No. 115, General Obligation, IL Series B, 5.00%, 1/1/2029	85,000	87,264
Regional Transportation Authority Revenue, IL Series A, 5.00%, 6/1/2029	75,000	75,709
State of Illinois, General Obligation, IL 5.00%, 11/1/2029	130,000	132,343
		771,455
INDIANA — 1.0%
Indiana Finance Authority Revenue, IN Series C, 5.00%, 2/1/2032	120,000	128,749

See accompanying notes to Schedule of Investments.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
IOWA — 2.6%
State of Iowa Board of Regents Revenue, IA Series 2025A, 5.00%, 9/1/2029	$300,000	$324,637
KANSAS — 0.3%
State of Kansas Department of Transportation Revenue, KS Series A, 5.00%, 9/1/2029	30,000	31,206
KENTUCKY — 4.1%
Kentucky Economic Development Finance Authority Revenue, KY Series A-2, 5.00%, 8/1/2035	225,000	236,262
Kentucky State Property & Building Commission Revenue, KY:
Series B, 5.00%, 11/1/2028	200,000	213,388
Series B, 5.00%, 11/1/2029	40,000	43,483
Louisville & Jefferson County Metropolitan Sewer District Revenue, KY Series A, 5.00%, 5/15/2029	15,000	16,184
		509,317
MAINE — 0.4%
Maine Municipal Bond Bank Revenue, ME Series A, 5.00%, 11/1/2028	50,000	51,038
MARYLAND — 0.8%
County of Howard, General Obligation, MD:
Series B, 5.00%, 2/15/2029	40,000	41,137
Series D, 5.00%, 2/15/2029	50,000	52,689
		93,826
MASSACHUSETTS — 1.7%
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 1/1/2036	15,000	15,940
Series B, 5.00%, 7/1/2036	180,000	190,967
		206,907
MICHIGAN — 0.4%
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2029	50,000	53,853
NEBRASKA — 1.1%
Omaha Public Power District Revenue, NE:
Series A, 5.00%, 2/1/2031	65,000	69,755
Series A, 5.00%, 2/1/2032	60,000	64,268
		134,023
Security Description	Principal Amount	Value
NEVADA — 4.3%
Clark County School District, General Obligation, NV Series B, Build America Mutual Assurance Corp., 5.00%, 6/15/2029 (a)	$290,000	$313,868
County of Clark, General Obligation, NV Series B, 5.00%, 12/1/2034	45,000	47,879
Las Vegas Valley Water District, General Obligation, NV Series A, 5.00%, 6/1/2029	150,000	162,688
		524,435
NEW JERSEY — 3.7%
New Jersey Economic Development Authority Revenue, NJ:
Series A, 5.00%, 11/1/2031	45,000	48,709
Series A, 5.00%, 11/1/2032	60,000	64,768
Series A, 5.00%, 11/1/2033	200,000	215,306
New Jersey Transportation Trust Fund Authority Revenue, NJ Series A, 5.00%, 12/15/2029	115,000	122,718
		451,501
NEW YORK — 7.8%
Battery Park City Authority Revenue, NY Series B, 5.00%, 11/1/2036	30,000	32,392
Long Island Power Authority Revenue, NY Series A, 5.00%, 9/1/2029	50,000	54,532
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.00%, 6/15/2040	300,000	319,156
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A2, 5.00%, 5/1/2036	20,000	21,331
New York State Dormitory Authority Revenue, NY:
Series A, 5.00%, 3/15/2033	215,000	229,773
Series D, 5.00%, 2/15/2033	80,000	87,096
Utility Debt Securitization Authority Revenue, NY Series 1, 5.00%, 6/15/2031	200,000	217,624
		961,904
NORTH CAROLINA — 3.0%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2049	225,000	230,496
State of North Carolina Revenue, NC 5.00%, 3/1/2032	135,000	144,743
		375,239

See accompanying notes to Schedule of Investments.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
OHIO — 5.4%
County of Hamilton Sales Tax Revenue, OH Series A, 5.00%, 12/1/2029	$240,000	$245,845
Euclid Public Library, General Obligation, OH Build America Mutual Assurance Corp., 5.00%, 12/1/2053 (a)	110,000	112,316
State of Ohio Revenue, OH Series 2016-1, 5.00%, 12/15/2028	300,000	303,714
		661,875
OREGON — 2.8%
Oregon State Lottery Revenue, OR Series A, 5.00%, 4/1/2029	300,000	323,895
State of Oregon Department of Transportation Revenue, OR Series A, 5.00%, 11/15/2042	25,000	26,222
		350,117
PENNSYLVANIA — 5.2%
City of Philadelphia, General Obligation, PA:
Series B, 5.00%, 2/1/2036	210,000	223,773
Series B, 5.00%, 2/1/2038	20,000	21,186
Series B, 5.00%, 2/1/2039	15,000	15,842
Pennsylvania Turnpike Commission Revenue, PA:
Series 2017-3, 5.00%, 12/1/2029	135,000	141,020
Series A, 5.00%, 12/1/2036	35,000	37,596
Series A, 5.00%, 12/1/2044	200,000	207,069
		646,486
RHODE ISLAND — 1.2%
Rhode Island Commerce Corp. Revenue, RI Series B, 5.00%, 6/15/2029	150,000	151,550
SOUTH CAROLINA — 0.9%
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2029	100,000	107,824
TENNESSEE — 0.2%
Memphis-Shelby County Industrial Development Board Revenue, TN Series B, 5.00%, 11/1/2029	20,000	20,387
TEXAS — 10.5%
Aubrey Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029	300,000	321,054
CNP Utility District, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 4/1/2035 (a)	225,000	228,526
Security Description	Principal Amount	Value
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX Series A, 5.00%, 11/1/2029	$30,000	$30,612
Texas Water Development Board Revenue, TX Series B, 5.00%, 4/15/2049	200,000	204,238
Trinity River Authority Central Regional Wastewater System Revenue, TX 5.00%, 8/1/2028	195,000	202,712
University of North Texas System Revenue, TX Series A, 5.00%, 4/15/2029	75,000	77,134
Waller County Road Improvement District No. 1, General Obligation, TX Series A, Assured Guaranty, Inc., 4.00%, 3/1/2037 (a)	225,000	225,673
		1,289,949
UTAH — 2.4%
State of Utah, General Obligation, UT 5.00%, 7/1/2029	225,000	241,808
University of Utah Revenue, UT Series B-1, 5.00%, 8/1/2028	50,000	50,713
		292,521
VERMONT — 2.0%
Vermont Educational & Health Buildings Financing Agency Revenue, VT 5.00%, 11/1/2035	225,000	240,645
VIRGINIA — 1.0%
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 3/15/2029	125,000	127,185
WASHINGTON — 6.4%
City of Kennewick Water & Sewer Revenue, WA 4.00%, 12/1/2035	225,000	231,461
County of King, General Obligation, WA 5.00%, 1/1/2033	160,000	171,108
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2028	200,000	204,542
State of Washington, General Obligation, WA:
Series 2020A, 5.00%, 8/1/2032	55,000	59,545
Series 2020A, 5.00%, 8/1/2038	15,000	15,947
Series 2020-A, 5.00%, 8/1/2036	80,000	85,643
Series D, 5.00%, 2/1/2029	25,000	25,701
		793,947

See accompanying notes to Schedule of Investments.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
WEST VIRGINIA — 0.9%
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2029	$110,000	$114,269
WISCONSIN — 3.7%
State of Wisconsin, General Obligation, WI Series B, 5.00%, 5/1/2029	425,000	460,068
TOTAL MUNICIPAL BONDS & NOTES (Cost $12,128,431)		12,126,134
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.93% (b) (c) (Cost $38,452)	38,452	38,452
TOTAL INVESTMENTS — 98.6% (Cost $12,166,883)		12,164,586
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		173,872
NET ASSETS — 100.0%		$12,338,458

(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	7.8%
Assured Guaranty, Inc.	1.8%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at November 30, 2025.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$12,126,134	$—	$12,126,134
Short-Term Investment	38,452	—	—	38,452
TOTAL INVESTMENTS	$38,452	$12,126,134	$—	$12,164,586

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/25	Value at 11/30/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	68,054	$68,054	$2,602,202	$2,631,804	$—	$—	38,452	$38,452	$704
See accompanying notes to Schedule of Investments.

STATE STREET MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.1%
ALABAMA — 3.3%
Alabama Public School & College Authority Revenue, AL:
Series A, 5.00%, 11/1/2034	$225,000	$248,004
Series A, 5.00%, 11/1/2039	80,000	85,781
		333,785
ARIZONA — 2.5%
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2030	20,000	20,261
Series A, 5.00%, 7/1/2049	220,000	225,301
		245,562
CALIFORNIA — 1.0%
San Rafael City High School District, General Obligation, CA Series A, 4.00%, 8/1/2041	90,000	91,409
University of California Revenue, CA Series AR, 5.00%, 5/15/2030	10,000	10,101
		101,510
COLORADO — 1.7%
University of Colorado Revenue, CO Series B, 5.00%, 6/1/2030	150,000	166,157
CONNECTICUT — 3.3%
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 9/1/2030	50,000	50,861
Series A, 5.00%, 5/1/2037	255,000	275,070
		325,931
DELAWARE — 1.6%
Delaware Transportation Authority Revenue, DE 5.00%, 9/1/2034	135,000	147,308
State of Delaware, General Obligation, DE 4.00%, 3/1/2030	10,000	10,175
		157,483
FLORIDA — 1.6%
City of North Miami Beach Water Revenue, FL Series A, 5.00%, 8/1/2049	100,000	102,826
County of Orange Water Utility System Revenue, FL 5.00%, 10/1/2037	55,000	59,985
		162,811
GEORGIA — 0.2%
Private Colleges & Universities Authority Revenue, GA Series B, 5.00%, 9/1/2031	15,000	16,597
Security Description	Principal Amount	Value
HAWAII — 3.0%
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 10/1/2029	$190,000	$193,533
Series A, 5.00%, 9/1/2030	100,000	106,534
		300,067
IDAHO — 2.2%
Idaho State Building Authority Revenue, ID Series 2025A, 5.00%, 6/1/2030	200,000	221,373
ILLINOIS — 6.3%
City of Chicago Waterworks Revenue, IL Build America Mutual Assurance Corp., 5.00%, 11/1/2030 (a)	275,000	280,416
Illinois State Toll Highway Authority Revenue, IL Series B, 5.00%, 1/1/2030	100,000	100,172
Kane County Community Unit School District No. 304 Geneva, General Obligation, IL 5.00%, 1/1/2030	40,000	41,035
State of Illinois, General Obligation, IL Series B, 5.00%, 5/1/2030	190,000	206,305
		627,928
INDIANA — 0.2%
Indiana University Revenue, IN Series A, 5.00%, 6/1/2032	15,000	16,533
IOWA — 3.0%
Iowa Finance Authority Revenue, IA:
Series A, 5.00%, 8/1/2034	105,000	115,676
Series A, 5.00%, 8/1/2040	170,000	181,010
		296,686
KENTUCKY — 0.9%
Kentucky State Property & Building Commission Revenue, KY:
5.00%, 4/1/2030	45,000	46,304
5.00%, 5/1/2030	40,000	42,122
		88,426
MICHIGAN — 4.5%
Great Lakes Water Authority Water Supply System Revenue, MI Series D, 5.00%, 7/1/2030	200,000	202,635
Harrison Community Schools, General Obligation, MI Series III, Qualified School Bond Loan Fund, 4.00%, 5/1/2038	225,000	228,250
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2030	20,000	21,980
		452,865

See accompanying notes to Schedule of Investments.

STATE STREET MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MINNESOTA — 4.8%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN:
Series A, 5.00%, 1/1/2030	$65,000	$66,524
Series C, 5.00%, 1/1/2030	135,000	138,164
Minnesota Public Facilities Authority State Revolving Fund Revenue, MN Series A, 5.00%, 3/1/2030	150,000	165,308
Roseville Independent School District No. 623, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2030	50,000	51,379
State of Minnesota, General Obligation, MN Series A, 5.00%, 8/1/2040	10,000	10,729
University of Minnesota Revenue, MN Series B, 5.00%, 12/1/2030	45,000	47,016
		479,120
MISSISSIPPI — 2.0%
Mississippi Development Bank Revenue, MS 4.00%, 10/1/2036	200,000	204,120
MISSOURI — 2.8%
City of Kansas City, General Obligation, MO Series A, 5.00%, 2/1/2030	150,000	163,011
St. Louis County School District C-2 Parkway, General Obligation, MO Series C, 5.00%, 3/1/2037	105,000	113,244
		276,255
NEVADA — 2.3%
Clark County School District, General Obligation, NV Series A, Assured Guaranty, Inc., 5.00%, 6/15/2035 (a)	210,000	228,732
NEW JERSEY — 2.8%
New Jersey Transportation Trust Fund Authority Revenue, NJ Series A-1, 5.00%, 6/15/2030	275,000	277,872
NEW MEXICO — 1.6%
New Mexico Finance Authority Revenue, NM Series A, 5.00%, 6/15/2030	150,000	158,766
NEW YORK — 7.9%
City of New York, General Obligation, NY Series A-1, 5.00%, 8/1/2030	10,000	10,133
Empire State Development Corp. Revenue, NY:
Series A, 5.00%, 3/15/2030	100,000	100,619
Series C, 5.00%, 3/15/2038	265,000	284,700
New York State Dormitory Authority Revenue, NY Series A, 5.00%, 2/15/2030	15,000	15,231
Security Description	Principal Amount	Value
New York State Thruway Authority Revenue, NY Series N, 5.00%, 1/1/2040	$50,000	$53,089
New York Transportation Development Corp. Revenue, NY Series C, 5.00%, 12/1/2037	300,000	320,663
		784,435
NORTH CAROLINA — 1.9%
City of Charlotte Water & Sewer System Revenue, NC 5.00%, 7/1/2030	175,000	194,331
OHIO — 4.2%
Ohio Higher Educational Facility Commission Revenue, OH 5.00%, 10/1/2033	80,000	85,187
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series A, 5.00%, 6/1/2033	250,000	275,348
Series A, 5.00%, 12/1/2036	50,000	54,339
		414,874
OKLAHOMA — 3.7%
Grand River Dam Authority Revenue, OK Series A, 5.00%, 6/1/2030	100,000	102,125
Oklahoma Capitol Improvement Authority Revenue, OK 5.00%, 7/1/2030	260,000	262,617
		364,742
OREGON — 1.5%
City of Portland Sewer System Revenue, OR Series A, 5.00%, 10/1/2030	100,000	111,327
State of Oregon Department of Transportation Revenue, OR Series A, 5.00%, 11/15/2042	35,000	36,711
		148,038
PENNSYLVANIA — 6.4%
City of Philadelphia Water & Wastewater Revenue, PA Series A, 5.00%, 11/1/2039	240,000	257,219
Pennsylvania Turnpike Commission Revenue, PA:
Series 2ND, 5.00%, 12/1/2030	250,000	261,331
Series A, 5.00%, 12/1/2044	115,000	119,064
		637,614
SOUTH CAROLINA — 1.0%
Clemson University Revenue, SC Series A, 5.00%, 5/1/2030	90,000	99,157
TEXAS — 5.2%
City of Dallas, General Obligation, TX 5.00%, 2/15/2030	140,000	143,920

See accompanying notes to Schedule of Investments.

STATE STREET MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Dallas Fort Worth International Airport Revenue, TX 5.00%, 11/1/2031	$75,000	$82,957
Harris County Municipal Utility District No. 559, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 9/1/2035 (a)	20,000	20,238
Lower Colorado River Authority Revenue, TX 5.00%, 5/15/2038	30,000	31,868
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX Series A, 5.00%, 7/1/2031	225,000	239,475
		518,458
UTAH — 0.5%
Central Utah Water Conservancy District Revenue, UT Series D, 5.00%, 10/1/2036	15,000	16,302
Utah Associated Municipal Power Systems Revenue, UT Series A, 5.00%, 9/1/2030	35,000	36,489
		52,791
VIRGINIA — 1.1%
Virginia College Building Authority Revenue, VA Series C, 5.00%, 2/1/2030	100,000	105,122
WASHINGTON — 10.8%
Chelan County Public Utility District No. 1 Revenue, WA Series A, 4.00%, 7/1/2036	225,000	232,502
City of Seattle Municipal Light & Power Revenue, WA Series C, 5.00%, 9/1/2030	115,000	119,731
County of King, General Obligation, WA Series A, 5.00%, 12/1/2042	200,000	211,240
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2030	165,000	168,731
Security Description	Principal Amount	Value
Washington Health Care Facilities Authority Revenue, WA:
5.00%, 9/1/2035	$145,000	$156,271
Series A2, 5.00%, 8/1/2037	175,000	182,218
		1,070,693
WISCONSIN — 2.3%
Platteville School District, General Obligation, WI 4.00%, 3/1/2041	225,000	227,641
TOTAL MUNICIPAL BONDS & NOTES (Cost $9,703,801)		9,756,475
	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.93% (b) (c) (Cost $44,629)	44,629	44,629
TOTAL INVESTMENTS — 98.6% (Cost $9,748,430)		9,801,104
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		143,341
NET ASSETS — 100.0%		$9,944,445
(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	3.0%
Assured Guaranty, Inc.	2.3%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at November 30, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$9,756,475	$—	$9,756,475
Short-Term Investment	44,629	—	—	44,629
TOTAL INVESTMENTS	$44,629	$9,756,475	$—	$9,801,104
See accompanying notes to Schedule of Investments.

STATE STREET MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/25	Value at 11/30/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	35,907	$35,907	$468,039	$459,317	$—	$—	44,629	$44,629	$427
See accompanying notes to Schedule of Investments.

STATE STREET MY2031 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.8%
ALABAMA — 4.8%
Alabama Public School & College Authority Revenue, AL Series A, 5.00%, 11/1/2034	$220,000	$242,493
CALIFORNIA — 0.3%
State of California, General Obligation, CA 5.00%, 11/1/2035	15,000	16,635
COLORADO — 0.6%
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J, General Obligation, CO Series C, State Aid Withholding, 5.00%, 12/15/2031	30,000	30,707
CONNECTICUT — 5.7%
State of Connecticut Special Tax Revenue, CT Series A, 5.00%, 5/1/2041	265,000	283,869
DELAWARE — 4.4%
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2032	200,000	221,073
FLORIDA — 2.3%
County of Miami-Dade, General Obligation, FL Series A, 5.00%, 7/1/2031	115,000	116,351
GEORGIA — 5.3%
Henry County School District, General Obligation, GA State Aid Withholding, 4.00%, 8/1/2031	225,000	242,123
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series B, 5.00%, 7/1/2031	25,000	25,338
		267,461
ILLINOIS — 6.2%
Illinois State Toll Highway Authority Revenue, IL Series A, 5.00%, 1/1/2031	85,000	90,612
State of Illinois, General Obligation, IL Series B, 5.00%, 5/1/2031	200,000	220,447
		311,059
INDIANA — 3.8%
Indiana Finance Authority Revenue, IN:
Series 1, 5.00%, 10/1/2033	115,000	128,853
Series 1, 5.00%, 10/1/2037	20,000	21,837
Indiana Municipal Power Agency Revenue, IN Series A, 5.00%, 1/1/2031	40,000	41,861
		192,551
Security Description	Principal Amount	Value
IOWA — 3.9%
Iowa Finance Authority Revenue, IA Series A, 5.00%, 8/1/2039	$180,000	$196,393
KANSAS — 9.2%
Johnson County Unified School District No. 233 Olathe, General Obligation, KS Series A, 5.00%, 9/1/2037	270,000	297,077
State of Kansas Department of Transportation Revenue, KS Series A, 5.00%, 9/1/2030	160,000	166,352
		463,429
LOUISIANA — 1.8%
State of Louisiana Revenue, LA Series A, 5.00%, 9/1/2031	85,000	90,170
MARYLAND — 0.6%
State of Maryland, General Obligation, MD Series A, 5.00%, 3/1/2036	25,000	27,500
MASSACHUSETTS — 1.9%
Commonwealth of Massachusetts, General Obligation, MA Series B, 5.00%, 1/1/2031	25,000	26,282
Massachusetts Clean Water Trust Revenue, MA Series 23A, 5.00%, 2/1/2034	20,000	22,300
Massachusetts School Building Authority Revenue, MA Series A, 5.00%, 8/15/2037	45,000	48,804
		97,386
MICHIGAN — 1.6%
State of Michigan Trunk Line Revenue, MI Series B, 5.00%, 11/15/2035	70,000	77,997
MINNESOTA — 6.0%
County of Hennepin Sales Tax Revenue, MN 5.00%, 12/15/2030	200,000	204,329
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series A, 5.00%, 1/1/2031	95,000	97,198
		301,527
NEBRASKA — 0.7%
Omaha School District, General Obligation, NE 5.00%, 12/15/2031	35,000	35,714
NEW JERSEY — 3.0%
New Jersey Economic Development Authority Revenue, NJ Series A, 5.00%, 11/1/2031	80,000	86,594

See accompanying notes to Schedule of Investments.

STATE STREET MY2031 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
New Jersey Turnpike Authority Revenue, NJ Series A, 5.00%, 1/1/2031	$60,000	$61,501
		148,095
NEW YORK — 5.6%
Empire State Development Corp. Revenue, NY Series C-2, 5.00%, 3/15/2031	30,000	31,187
New York State Dormitory Authority Revenue, NY:
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2035 (a)	130,000	141,608
Series D, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2036 (a)	100,000	110,335
		283,130
OHIO — 5.8%
City of Columbus, General Obligation, OH Series A, 5.00%, 4/1/2034	165,000	182,178
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH Series A, 5.00%, 12/1/2040	100,000	108,760
		290,938
OKLAHOMA — 1.0%
Grand River Dam Authority Revenue, OK Series A, 5.00%, 6/1/2031	50,000	51,048
PENNSYLVANIA — 5.0%
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 5.00%, 12/1/2035	135,000	149,432
Series B, 5.00%, 12/1/2035	90,000	99,621
		249,053
TENNESSEE — 2.1%
State of Tennessee, General Obligation, TN Series A, 5.00%, 2/1/2031	100,000	105,191
TEXAS — 4.9%
City of Austin Water & Wastewater System Revenue, TX 5.00%, 11/15/2037	90,000	98,529
City of Dallas, General Obligation, TX 5.00%, 2/15/2031	25,000	25,690
City of Houston, General Obligation, TX Series A, 5.00%, 3/1/2031	40,000	41,135
Security Description	Principal Amount	Value
County of Tarrant, General Obligation, TX 5.00%, 7/15/2034	$15,000	$16,727
Lower Colorado River Authority Revenue, TX 5.00%, 5/15/2037	60,000	64,867
		246,948
WASHINGTON — 9.2%
Energy Northwest Revenue, WA Series A, 5.00%, 7/1/2035	200,000	217,984
State of Washington, General Obligation, WA:
Series C, 5.00%, 2/1/2031	50,000	52,591
Series C, 5.00%, 2/1/2035	175,000	193,197
		463,772
WEST VIRGINIA — 2.1%
West Virginia Parkways Authority Revenue, WV 5.00%, 6/1/2036	95,000	104,269
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,907,600)		4,914,759
	Shares
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.93% (b) (c) (Cost $46,061)	46,061	46,061
TOTAL INVESTMENTS — 98.7% (Cost $4,953,661)		4,960,820
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		63,573
NET ASSETS — 100.0%		$5,024,393
(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	2.8%
Assured Guaranty, Inc.	2.2%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at November 30, 2025.

See accompanying notes to Schedule of Investments.

STATE STREET MY2031 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$4,914,759	$—	$4,914,759
Short-Term Investment	46,061	—	—	46,061
TOTAL INVESTMENTS	$46,061	$4,914,759	$—	$4,960,820

Affiliate Table
	Number of Shares Held at 9/17/25*	Value at 9/17/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/25	Value at 11/30/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$89,781	$43,720	$—	$—	46,061	$46,061	$312
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

STATE STREET MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.8%
AEROSPACE & DEFENSE — 2.3%
Boeing Co.:
2.25%, 6/15/2026	$60,000	$59,340
3.10%, 5/1/2026	235,000	233,790
General Dynamics Corp. 2.13%, 8/15/2026	75,000	74,039
RTX Corp.:
5.00%, 2/27/2026	76,000	76,098
5.75%, 11/8/2026 (a)	470,000	476,890
		920,157
AGRICULTURE — 2.4%
Altria Group, Inc. 2.63%, 9/16/2026 (a)	236,000	233,324
Bunge Ltd. Finance Corp. 3.25%, 8/15/2026	75,000	74,550
Imperial Brands Finance PLC 3.50%, 7/26/2026 (b)	350,000	348,075
Philip Morris International, Inc.:
2.75%, 2/25/2026	185,000	184,341
4.88%, 2/13/2026	140,000	140,287
		980,577
AUTO MANUFACTURERS — 4.9%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	55,000	53,905
Series GMTN, 2.30%, 9/9/2026	40,000	39,470
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	116,000	114,468
4.54%, 8/1/2026	105,000	104,789
5.13%, 11/5/2026	490,000	492,352
6.95%, 3/6/2026	300,000	301,194
6.95%, 6/10/2026	130,000	131,339
General Motors Financial Co., Inc.:
1.50%, 6/10/2026	115,000	113,323
5.25%, 3/1/2026	305,000	305,204
Hyundai Capital America 2.75%, 9/27/2026 (b)	200,000	197,520
Toyota Motor Credit Corp.:
Series MTN, 1.13%, 6/18/2026	53,000	52,183
Series MTN, 5.00%, 8/14/2026	57,000	57,398
		1,963,145
BANKS — 20.8%
Banco Santander SA 4.25%, 4/11/2027	400,000	400,732
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	355,000	354,183
6.22%, 9/15/2026	290,000	294,515
Bank of Nova Scotia:
4.75%, 2/2/2026	110,000	110,068
5.35%, 12/7/2026	100,000	101,366
Security Description	Principal Amount	Value
Barclays PLC:
4.38%, 1/12/2026	$345,000	$344,990
5.20%, 5/12/2026	360,000	361,220
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	500,000	503,385
Capital One NA 4.25%, 3/13/2026	200,000	199,908
Citibank NA 5.49%, 12/4/2026	165,000	167,287
Citigroup, Inc.:
3.20%, 10/21/2026	150,000	148,925
3.40%, 5/1/2026	125,000	124,631
4.30%, 11/20/2026	180,000	180,351
Citizens Financial Group, Inc. 2.85%, 7/27/2026	350,000	346,808
Goldman Sachs Group, Inc.:
3.50%, 11/16/2026	142,000	141,446
SOFR + 1.51%, 4.39%, 6/15/2027 (c)	175,000	175,110
JPMorgan Chase & Co. 2.95%, 10/1/2026	300,000	297,612
KeyBank NA 3.40%, 5/20/2026	521,000	518,781
Lloyds Banking Group PLC 4.65%, 3/24/2026	335,000	335,060
Manufacturers & Traders Trust Co. 4.65%, 1/27/2026 (a)	325,000	325,071
Mitsubishi UFJ Financial Group, Inc.:
2.76%, 9/13/2026	150,000	148,580
3.85%, 3/1/2026	83,000	82,925
Mizuho Financial Group, Inc. 2.84%, 9/13/2026	189,000	187,290
Morgan Stanley 3.95%, 4/23/2027	350,000	349,958
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	186,000	182,360
2.60%, 7/23/2026	195,000	193,204
Royal Bank of Canada Series GMTN, 4.65%, 1/27/2026	425,000	424,915
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	169,000	165,547
2.63%, 7/14/2026	225,000	223,043
Truist Bank:
3.30%, 5/15/2026	230,000	229,018
3.80%, 10/30/2026	115,000	114,623
U.S. Bancorp Series MTN, 3.10%, 4/27/2026	225,000	224,156
Wells Fargo & Co. 3.00%, 4/22/2026	150,000	149,342
Wells Fargo Bank NA 4.81%, 1/15/2026	248,000	248,082
		8,354,492

See accompanying notes to Schedule of Investments.

STATE STREET MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
BEVERAGES — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	$60,000	$59,967
Molson Coors Beverage Co. 3.00%, 7/15/2026	200,000	198,616
PepsiCo, Inc. 2.38%, 10/6/2026	36,000	35,577
		294,160
BIOTECHNOLOGY — 0.3%
Amgen, Inc. 2.60%, 8/19/2026	125,000	123,734
COMMERCIAL SERVICES — 1.3%
Global Payments, Inc. 4.80%, 4/1/2026	160,000	160,080
GXO Logistics, Inc. 1.65%, 7/15/2026	350,000	344,008
		504,088
COMPUTERS — 1.4%
Hewlett Packard Enterprise Co. 1.75%, 4/1/2026	75,000	74,366
International Business Machines Corp.:
3.30%, 5/15/2026	225,000	224,255
3.45%, 2/19/2026	25,000	24,958
NetApp, Inc. 2.38%, 6/22/2027 (a)	250,000	243,733
		567,312
CONSTRUCTION MATERIALS — 0.1%
Trane Technologies Financing Ltd. 3.50%, 3/21/2026	50,000	49,882
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc. 5.35%, 3/22/2026	45,000	45,127
DIVERSIFIED FINANCIAL SERVICES — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	100,000	99,585
2.45%, 10/29/2026	300,000	295,428
Air Lease Corp.:
Series MTN, 2.88%, 1/15/2026	60,000	59,868
Series MTN, 5.30%, 6/25/2026	75,000	75,422
Aircastle Ltd. 4.25%, 6/15/2026	320,000	319,792
Capital One Financial Corp. 4.50%, 1/30/2026	245,000	245,000
Charles Schwab Corp.:
1.15%, 5/13/2026	139,000	137,228
5.88%, 8/24/2026	269,000	272,185
Invesco Finance PLC 3.75%, 1/15/2026	110,000	109,899
Security Description	Principal Amount	Value
Nomura Holdings, Inc. 5.71%, 1/9/2026	$200,000	$200,244
		1,814,651
ELECTRIC — 8.4%
AEP Transmission Co. LLC 3.10%, 12/1/2026	210,000	208,194
Ameren Corp. 3.65%, 2/15/2026	185,000	184,726
Dominion Energy, Inc. Series D, 2.85%, 8/15/2026	135,000	133,801
DTE Energy Co. 2.85%, 10/1/2026	260,000	257,408
Duke Energy Carolinas LLC 2.95%, 12/1/2026	175,000	173,581
Emera U.S. Finance LP 3.55%, 6/15/2026	145,000	144,377
Entergy Corp. 2.95%, 9/1/2026	145,000	143,715
Evergy Kansas Central, Inc. 2.55%, 7/1/2026	25,000	24,773
Exelon Corp. 3.40%, 4/15/2026	125,000	124,580
Georgia Power Co. 3.25%, 4/1/2026	150,000	149,538
National Rural Utilities Cooperative Finance Corp. 4.45%, 3/13/2026	125,000	125,045
Pacific Gas & Electric Co.:
2.95%, 3/1/2026	220,000	219,023
3.15%, 1/1/2026	200,000	199,740
San Diego Gas & Electric Co. 6.00%, 6/1/2026	19,000	19,173
Sempra 5.40%, 8/1/2026	405,000	407,632
Sierra Pacific Power Co. 2.60%, 5/1/2026	337,000	334,779
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (b)	50,000	49,603
5.05%, 12/30/2026 (b)	230,000	232,047
Xcel Energy, Inc. 3.35%, 12/1/2026	250,000	248,210
		3,379,945
ELECTRONICS — 0.7%
Honeywell International, Inc. 2.50%, 11/1/2026	150,000	148,160
Hubbell, Inc. 3.35%, 3/1/2026	25,000	25,000
Tyco Electronics Group SA:
3.70%, 2/15/2026	50,000	49,938
4.50%, 2/13/2026	50,000	50,025
		273,123
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	95,000	94,060

See accompanying notes to Schedule of Investments.

STATE STREET MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
FOOD — 2.5%
Campbell's Co. 5.30%, 3/20/2026	$229,000	$229,570
Conagra Brands, Inc. 5.30%, 10/1/2026	105,000	105,962
Ingredion, Inc. 3.20%, 10/1/2026	90,000	89,347
Kraft Heinz Foods Co. 3.00%, 6/1/2026	100,000	99,391
Kroger Co.:
2.65%, 10/15/2026	46,000	45,451
3.50%, 2/1/2026	55,000	54,888
Mars, Inc. 4.45%, 3/1/2027 (b)	250,000	251,752
Sysco Corp. 3.30%, 7/15/2026	125,000	124,357
		1,000,718
GAS — 0.3%
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	125,000	123,945
HAND & MACHINE TOOLS — 0.1%
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	35,000	34,914
HEALTH CARE PRODUCTS — 1.1%
Agilent Technologies, Inc. 3.05%, 9/22/2026	150,000	148,794
Baxter International, Inc. 2.60%, 8/15/2026	75,000	74,103
Solventum Corp. 5.45%, 2/25/2027	42,000	42,591
Thermo Fisher Scientific, Inc. 4.95%, 8/10/2026 (a)	165,000	165,988
		431,476
HEALTH CARE SERVICES — 1.9%
Cigna Group 4.50%, 2/25/2026	50,000	49,997
HCA, Inc.:
5.25%, 6/15/2026	210,000	210,128
5.38%, 9/1/2026	440,000	441,258
Premier Health Partners Series G, 2.91%, 11/15/2026	45,000	44,341
		745,724
INSURANCE — 1.9%
Aflac, Inc.:
1.13%, 3/15/2026	25,000	24,786
2.88%, 10/15/2026	25,000	24,764
Allstate Corp. 3.28%, 12/15/2026	35,000	34,765
Arch Capital Finance LLC 4.01%, 12/15/2026	75,000	74,967
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	40,000	39,888
CNA Financial Corp. 4.50%, 3/1/2026	105,000	105,000
Security Description	Principal Amount	Value
Corebridge Global Funding 5.75%, 7/2/2026 (b)	$50,000	$50,496
Marsh & McLennan Cos., Inc. 3.75%, 3/14/2026	30,000	29,963
Principal Financial Group, Inc. 3.10%, 11/15/2026	100,000	99,156
Swiss Re America Holding Corp. 7.00%, 2/15/2026	275,000	276,202
		759,987
INTERNET — 0.0% *
Netflix, Inc. 4.38%, 11/15/2026	20,000	20,091
INVESTMENT COMPANY SECURITIES — 2.2%
ARES Capital Corp. 3.88%, 1/15/2026	115,000	114,852
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	40,000	39,271
Blackstone Secured Lending Fund 3.63%, 1/15/2026	215,000	214,615
Blue Owl Capital Corp. 4.25%, 1/15/2026	55,000	54,929
Franklin BSP Capital Corp. 3.25%, 3/30/2026	100,000	99,365
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026 (a)	150,000	149,622
Golub Capital BDC, Inc. 2.50%, 8/24/2026	150,000	147,535
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	75,000	73,940
		894,129
IRON/STEEL — 0.4%
ArcelorMittal SA 4.55%, 3/11/2026	180,000	180,018
LEISURE TIME — 0.2%
Royal Caribbean Cruises Ltd. 4.25%, 7/1/2026 (b)	100,000	99,945
LODGING — 1.0%
Hyatt Hotels Corp. 4.85%, 3/15/2026	50,000	49,998
Sands China Ltd. 3.80%, 1/8/2026	350,000	349,216
		399,214
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC 1.88%, 1/15/2026	100,000	99,684
MEDIA — 0.4%
Comcast Corp. 3.15%, 3/1/2026	85,000	84,795
Paramount Global 4.00%, 1/15/2026	20,000	19,968

See accompanying notes to Schedule of Investments.

STATE STREET MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Walt Disney Co. 3.38%, 11/15/2026	$75,000	$74,638
		179,401
MINING — 1.4%
BHP Billiton Finance USA Ltd. 5.25%, 9/8/2026	85,000	85,779
Glencore Funding LLC:
1.63%, 4/27/2026 (b)	300,000	296,766
4.00%, 3/27/2027 (b)	185,000	184,723
		567,268
MISCELLANEOUS MANUFACTURER — 0.1%
Textron, Inc. 4.00%, 3/15/2026	25,000	24,994
OFFICE & BUSINESS EQUIPMENT — 1.1%
CDW LLC/CDW Finance Corp. 2.67%, 12/1/2026	430,000	423,073
OIL & GAS — 3.4%
BP Capital Markets America, Inc.:
3.12%, 5/4/2026	140,000	140,000
3.41%, 2/11/2026	120,000	119,952
Chevron Corp. 2.95%, 5/16/2026	100,000	99,545
Diamondback Energy, Inc. 3.25%, 12/1/2026	192,000	190,439
EQT Corp. 3.13%, 5/15/2026 (b)	300,000	298,104
Exxon Mobil Corp. 2.28%, 8/16/2026	15,000	14,832
Marathon Petroleum Corp. 5.13%, 12/15/2026	115,000	115,930
Ovintiv, Inc. 5.38%, 1/1/2026	315,000	314,874
Shell International Finance BV 2.88%, 5/10/2026	93,000	92,554
		1,386,230
PACKAGING & CONTAINERS — 1.6%
Amcor Finance USA, Inc. 3.63%, 4/28/2026	150,000	149,566
Berry Global, Inc.:
1.57%, 1/15/2026	25,000	24,897
4.88%, 7/15/2026 (b)	180,000	180,034
Sealed Air Corp. 1.57%, 10/15/2026 (b)	300,000	292,635
		647,132
PHARMACEUTICALS — 6.0%
AbbVie, Inc.:
2.95%, 11/21/2026	433,000	429,051
3.20%, 5/14/2026	255,000	254,074
Astrazeneca Finance LLC 1.20%, 5/28/2026	175,000	172,580
Bayer U.S. Finance LLC 6.13%, 11/21/2026 (b)	200,000	203,210
Security Description	Principal Amount	Value
CVS Health Corp.:
2.88%, 6/1/2026	$100,000	$99,328
3.00%, 8/15/2026	195,000	193,343
McKesson Corp. 1.30%, 8/15/2026 (a)	125,000	122,648
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2026	165,000	165,295
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	775,000	771,915
		2,411,444
PIPELINES — 3.5%
Boardwalk Pipelines LP 5.95%, 6/1/2026	90,000	90,364
Enbridge, Inc. 4.25%, 12/1/2026	42,000	42,051
Energy Transfer LP:
3.90%, 7/15/2026	50,000	49,926
6.05%, 12/1/2026	350,000	355,960
Enterprise Products Operating LLC 5.05%, 1/10/2026	65,000	65,047
ONEOK, Inc.:
4.85%, 7/15/2026	110,000	110,201
5.55%, 11/1/2026	225,000	227,552
5.85%, 1/15/2026	66,000	66,034
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026	200,000	200,552
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	78,000	78,092
Spectra Energy Partners LP 3.38%, 10/15/2026	82,000	81,528
Western Midstream Operating LP 4.65%, 7/1/2026	25,000	25,015
		1,392,322
REAL ESTATE INVESTMENT TRUSTS — 7.6%
Alexandria Real Estate Equities, Inc. 3.80%, 4/15/2026	115,000	114,778
American Tower Corp.:
1.60%, 4/15/2026	80,000	79,240
3.38%, 10/15/2026	250,000	248,518
4.40%, 2/15/2026	25,000	24,991
Boston Properties LP 2.75%, 10/1/2026	456,000	450,382
Brixmor Operating Partnership LP 4.13%, 6/15/2026	140,000	139,882
Camden Property Trust 5.85%, 11/3/2026	175,000	177,644
COPT Defense Properties LP 2.25%, 3/15/2026	299,000	297,000
Equinix, Inc. 1.45%, 5/15/2026	25,000	24,683
Essex Portfolio LP 3.38%, 4/15/2026	225,000	224,082

See accompanying notes to Schedule of Investments.

STATE STREET MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Healthpeak OP LLC 3.25%, 7/15/2026	$70,000	$69,656
Kimco Realty OP LLC 2.80%, 10/1/2026	225,000	222,806
Tanger Properties LP 3.13%, 9/1/2026	130,000	128,808
Vornado Realty LP 2.15%, 6/1/2026	855,000	843,834
		3,046,304
RETAIL — 1.2%
AutoZone, Inc. 5.05%, 7/15/2026	107,000	107,596
Lowe's Cos., Inc. 4.80%, 4/1/2026	145,000	145,239
Starbucks Corp.:
2.45%, 6/15/2026	105,000	104,067
4.75%, 2/15/2026	110,000	110,056
		466,958
SEMICONDUCTORS — 2.9%
Advanced Micro Devices, Inc. 4.21%, 9/24/2026	60,000	60,177
Intel Corp.:
2.60%, 5/19/2026	140,000	139,009
4.88%, 2/10/2026	200,000	200,200
Lam Research Corp. 3.75%, 3/15/2026	215,000	214,637
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/2026	210,000	209,555
Skyworks Solutions, Inc. 1.80%, 6/1/2026	185,000	182,521
TSMC Arizona Corp. 1.75%, 10/25/2026	156,000	152,952
		1,159,051
SOFTWARE — 4.6%
Concentrix Corp. 6.65%, 8/2/2026	590,000	596,154
Electronic Arts, Inc. 4.80%, 3/1/2026	110,000	110,002
Fiserv, Inc. 3.20%, 7/1/2026	400,000	397,376
Intuit, Inc. 5.25%, 9/15/2026	48,000	48,445
Oracle Corp. 2.65%, 7/15/2026	165,000	163,517
Roper Technologies, Inc. 3.80%, 12/15/2026	244,000	243,429
Synopsys, Inc. 4.55%, 4/1/2027	95,000	95,670
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	175,000	175,292
		1,829,885
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 2.8%
AT&T, Inc.:
2.95%, 7/15/2026	$246,000	$244,244
3.88%, 1/15/2026	347,000	346,688
4.25%, 3/1/2027	200,000	200,444
T-Mobile USA, Inc.:
1.50%, 2/15/2026	155,000	154,034
2.63%, 4/15/2026	175,000	173,995
		1,119,405
TRANSPORTATION — 1.3%
Canadian National Railway Co. 2.75%, 3/1/2026	150,000	149,505
Canadian Pacific Railway Co. 3.70%, 2/1/2026	260,000	259,748
Norfolk Southern Corp. 2.90%, 6/15/2026	95,000	94,409
		503,662
TOTAL CORPORATE BONDS & NOTES (Cost $39,234,979)		39,311,427
	Shares
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.93% (d) (e)	467,256	467,256
State Street Navigator Securities Lending Portfolio II (f) (g)	813,653	813,653
TOTAL SHORT-TERM INVESTMENTS (Cost $1,280,909)		1,280,909
TOTAL INVESTMENTS — 101.0% (Cost $40,515,888)		40,592,336
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(418,522)
NET ASSETS — 100.0%		$40,173,814
(a)	All or a portion of the shares of the security are on loan at November 30, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.7% of net assets as of November 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2025.

See accompanying notes to Schedule of Investments.

STATE STREET MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$39,311,427	$—	$39,311,427
Short-Term Investments	1,280,909	—	—	1,280,909
TOTAL INVESTMENTS	$1,280,909	$39,311,427	$—	$40,592,336

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/25	Value at 11/30/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	256,179	$256,179	$2,264,517	$2,053,440	$—	$—	467,256	$467,256	$4,591
State Street Navigator Securities Lending Portfolio II	358,575	358,575	3,155,878	2,700,800	—	—	813,653	813,653	365
Total		$614,754	$5,420,395	$4,754,240	$—	$—		$1,280,909	$4,956
See accompanying notes to Schedule of Investments.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
AEROSPACE & DEFENSE — 4.6%
Boeing Co. 6.26%, 5/1/2027	$121,000	$124,250
General Dynamics Corp. 3.50%, 4/1/2027	80,000	79,794
Hexcel Corp. 4.20%, 2/15/2027	130,000	129,290
Howmet Aerospace, Inc. 5.90%, 2/1/2027	325,000	332,911
L3Harris Technologies, Inc. 5.40%, 1/15/2027	300,000	304,488
RTX Corp. 3.13%, 5/4/2027	175,000	172,905
		1,143,638
AGRICULTURE — 2.7%
BAT Capital Corp.:
3.56%, 8/15/2027	144,000	142,621
4.70%, 4/2/2027	210,000	211,277
Bunge Ltd. Finance Corp. 3.75%, 9/25/2027	20,000	19,920
Philip Morris International, Inc. 5.13%, 11/17/2027	300,000	306,306
		680,124
APPAREL — 0.2%
Tapestry, Inc. 4.13%, 7/15/2027	60,000	59,931
AUTO MANUFACTURERS — 4.4%
American Honda Finance Corp. 4.90%, 3/12/2027	50,000	50,525
Ford Motor Credit Co. LLC 5.80%, 3/5/2027	409,000	413,986
General Motors Co. 6.80%, 10/1/2027	460,000	478,722
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	50,000	47,813
Series MTN, 4.55%, 9/20/2027	110,000	111,327
		1,102,373
BANKS — 14.6%
Bank of America Corp. SOFR + 1.58%, 4.38%, 4/27/2028 (a)	400,000	401,488
Bank of Montreal Series MTN, 2.65%, 3/8/2027	30,000	29,531
Citigroup, Inc. SOFR + 1.89%, 4.66%, 5/24/2028 (a) (b)	175,000	176,428
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (a)	375,000	381,082
Goldman Sachs Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (a)	175,000	173,866
Security Description	Principal Amount	Value
3.85%, 1/26/2027	$118,000	$117,791
ING Groep NV 3.95%, 3/29/2027	107,000	106,858
JPMorgan Chase & Co. SOFR + 0.93%, 5.57%, 4/22/2028 (a)	200,000	204,010
Manufacturers & Traders Trust Co. 3.40%, 8/17/2027	60,000	59,189
Mitsubishi UFJ Financial Group, Inc. 3.68%, 2/22/2027	150,000	149,613
Mizuho Financial Group, Inc. 3.66%, 2/28/2027	110,000	109,595
Morgan Stanley Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (a)	300,000	306,231
Northern Trust Corp. 4.00%, 5/10/2027	168,000	168,336
PNC Financial Services Group, Inc. SOFR + 1.73%, 6.62%, 10/20/2027 (a)	100,000	102,120
Royal Bank of Canada Series MTN, 6.00%, 11/1/2027	187,000	194,297
Santander Holdings USA, Inc. 4.40%, 7/13/2027	425,000	426,228
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	10,000	9,549
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (a)	100,000	100,137
Wells Fargo & Co. Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (a)	325,000	331,984
Westpac Banking Corp. 3.35%, 3/8/2027	120,000	119,364
		3,667,697
BEVERAGES — 0.6%
Keurig Dr. Pepper, Inc. 3.43%, 6/15/2027	60,000	59,366
Pepsico Singapore Financing I Pte. Ltd. 4.65%, 2/16/2027	10,000	10,097
PepsiCo, Inc. 4.40%, 2/7/2027	77,000	77,560
		147,023
BIOTECHNOLOGY — 3.0%
Amgen, Inc.:
2.20%, 2/21/2027	190,000	185,906
3.20%, 11/2/2027	70,000	69,041
CSL Finance PLC 3.85%, 4/27/2027 (c)	20,000	19,964
Gilead Sciences, Inc. 2.95%, 3/1/2027	160,000	158,314
Illumina, Inc. 5.75%, 12/13/2027	100,000	102,685

See accompanying notes to Schedule of Investments.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Royalty Pharma PLC 1.75%, 9/2/2027	$235,000	$225,668
		761,578
BUILDING MATERIALS — 0.1%
Lennox International, Inc. 1.70%, 8/1/2027	35,000	33,675
COMMERCIAL SERVICES — 0.5%
Equifax, Inc. 5.10%, 12/15/2027	20,000	20,351
Global Payments, Inc. 4.95%, 8/15/2027	95,000	95,907
		116,258
COMPUTERS — 1.6%
Apple, Inc. 3.00%, 6/20/2027	100,000	98,999
Dell International LLC/EMC Corp. 6.10%, 7/15/2027	60,000	61,675
International Business Machines Corp.:
4.15%, 7/27/2027	210,000	211,245
6.22%, 8/1/2027	40,000	41,490
		413,409
DIVERSIFIED FINANCIAL SERVICES — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.65%, 7/21/2027	211,000	209,363
6.45%, 4/15/2027	260,000	267,460
Ally Financial, Inc.:
4.75%, 6/9/2027	73,000	73,430
7.10%, 11/15/2027	20,000	20,956
American Express Co. 5.85%, 11/5/2027	173,000	179,162
Capital One Financial Corp. 3.75%, 3/9/2027	20,000	19,919
Charles Schwab Corp. 3.30%, 4/1/2027	205,000	203,413
Jefferies Financial Group, Inc. 4.85%, 1/15/2027	65,000	65,382
ORIX Corp. 5.00%, 9/13/2027	20,000	20,332
		1,059,417
ELECTRIC — 11.5%
Alabama Power Co. 3.75%, 9/1/2027 (b)	125,000	124,902
American Electric Power Co., Inc. 5.75%, 11/1/2027	110,000	113,345
Appalachian Power Co. Series X, 3.30%, 6/1/2027	245,000	242,290
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	125,000	123,807
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	129,000	127,113
Security Description	Principal Amount	Value
Consolidated Edison Co. of New York, Inc. Series B, 3.13%, 11/15/2027	$85,000	$83,716
DTE Energy Co. 4.95%, 7/1/2027	218,000	220,710
Duke Energy Corp. 5.00%, 12/8/2027	185,000	188,274
Evergy Kansas Central, Inc. 3.10%, 4/1/2027	95,000	93,945
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	190,000	189,033
Florida Power & Light Co. Series A, 3.30%, 5/30/2027	150,000	148,941
ITC Holdings Corp. 3.35%, 11/15/2027	45,000	44,359
National Rural Utilities Cooperative Finance Corp. Series MTN, 5.10%, 5/6/2027	80,000	81,182
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	75,000	74,461
Pacific Gas & Electric Co.:
3.30%, 3/15/2027	125,000	123,444
5.45%, 6/15/2027	159,000	161,379
Sempra 3.25%, 6/15/2027	175,000	172,417
Southern California Edison Co. Series D, 4.70%, 6/1/2027 (b)	199,000	200,196
Southern Co. 5.11%, 8/1/2027	65,000	66,019
Virginia Electric & Power Co. Series A, 3.50%, 3/15/2027	70,000	69,622
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (c)	30,000	29,762
5.05%, 12/30/2026 (c)	120,000	121,068
WEC Energy Group, Inc.:
1.38%, 10/15/2027	61,000	58,159
5.15%, 10/1/2027	20,000	20,387
		2,878,531
ELECTRONICS — 0.5%
Keysight Technologies, Inc. 4.60%, 4/6/2027	35,000	35,145
Tyco Electronics Group SA 3.13%, 8/15/2027	100,000	98,922
		134,067
ENTERTAINMENT — 0.4%
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	100,000	99,011
FOOD — 2.2%
Campbell's Co. 5.20%, 3/19/2027	125,000	126,691
Conagra Brands, Inc. 1.38%, 11/1/2027	75,000	71,120
Mars, Inc. 4.45%, 3/1/2027 (c)	105,000	105,736

See accompanying notes to Schedule of Investments.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Sysco Corp. 3.25%, 7/15/2027	$95,000	$93,863
Tyson Foods, Inc. 3.55%, 6/2/2027	145,000	143,768
		541,178
HEALTH CARE PRODUCTS — 0.6%
Smith & Nephew PLC 5.15%, 3/20/2027	55,000	55,620
Solventum Corp. 5.45%, 2/25/2027	28,000	28,393
Stryker Corp. 4.55%, 2/10/2027	70,000	70,521
		154,534
HEALTH CARE SERVICES — 2.0%
Cigna Group 3.40%, 3/1/2027	168,000	166,792
HCA, Inc. 4.50%, 2/15/2027	290,000	290,676
Humana, Inc. 3.95%, 3/15/2027	55,000	54,850
		512,318
HOME BUILDERS — 1.3%
Lennar Corp. 4.75%, 11/29/2027	170,000	171,362
Meritage Homes Corp. 5.13%, 6/6/2027	45,000	45,272
Toll Brothers Finance Corp. 4.88%, 3/15/2027	100,000	100,584
		317,218
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2027	35,000	34,323
HOUSEHOLD PRODUCTS & WARES — 0.3%
Church & Dwight Co., Inc. 3.15%, 8/1/2027	85,000	84,022
INSURANCE — 1.8%
Corebridge Financial, Inc. 3.65%, 4/5/2027	244,000	242,116
Lincoln Financial Global Funding 4.63%, 5/28/2028 (c)	50,000	50,500
Markel Group, Inc. 3.50%, 11/1/2027	55,000	54,343
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	45,000	44,457
Willis North America, Inc. 4.65%, 6/15/2027	64,000	64,449
		455,865
INTERNET — 1.2%
Alibaba Group Holding Ltd. 3.40%, 12/6/2027	70,000	69,313
Amazon.com, Inc. 4.55%, 12/1/2027	206,000	209,218
Security Description	Principal Amount	Value
Expedia Group, Inc. 4.63%, 8/1/2027	$25,000	$25,163
		303,694
IRON/STEEL — 1.5%
ArcelorMittal SA 6.55%, 11/29/2027	365,000	379,899
LODGING — 2.4%
Hyatt Hotels Corp. 5.75%, 1/30/2027	95,000	96,487
Las Vegas Sands Corp. 5.90%, 6/1/2027	325,000	331,003
Sands China Ltd. 2.30%, 3/8/2027	174,000	169,175
		596,665
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp.:
Series MTN, 1.10%, 9/14/2027	10,000	9,552
4.50%, 1/8/2027	70,000	70,533
		80,085
MACHINERY-DIVERSIFIED — 1.3%
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	209,000	208,467
Ingersoll Rand, Inc. 5.20%, 6/15/2027	110,000	111,783
		320,250
MEDIA — 0.5%
Comcast Corp. 5.35%, 11/15/2027 (b)	40,000	41,079
FactSet Research Systems, Inc. 2.90%, 3/1/2027	45,000	44,214
Paramount Global 2.90%, 1/15/2027	35,000	34,395
		119,688
MINING — 1.6%
Freeport-McMoRan, Inc. 5.00%, 9/1/2027	115,000	115,155
Glencore Funding LLC 4.00%, 3/27/2027 (c)	265,000	264,603
Yamana Gold, Inc. 4.63%, 12/15/2027	20,000	20,109
		399,867
MISCELLANEOUS MANUFACTURER — 0.5%
Textron, Inc. 3.65%, 3/15/2027	115,000	114,317
OIL & GAS — 4.3%
BP Capital Markets America, Inc.:
3.59%, 4/14/2027	40,000	39,824
5.02%, 11/17/2027	225,000	229,660
BP Capital Markets PLC 3.28%, 9/19/2027	118,000	116,869

See accompanying notes to Schedule of Investments.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Canadian Natural Resources Ltd. 3.85%, 6/1/2027	$54,000	$53,801
Cenovus Energy, Inc. 4.25%, 4/15/2027	60,000	60,261
Coterra Energy, Inc. 3.90%, 5/15/2027	90,000	89,625
Diamondback Energy, Inc. 5.20%, 4/18/2027	285,000	288,933
Occidental Petroleum Corp.:
5.00%, 8/1/2027	2,500	2,546
8.50%, 7/15/2027	110,000	115,266
Phillips 66 Co. 4.95%, 12/1/2027	75,000	76,288
		1,073,073
OIL & GAS SERVICES — 0.3%
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (c)	75,000	76,021
PACKAGING & CONTAINERS — 1.9%
Berry Global, Inc. 1.65%, 1/15/2027	315,000	305,676
Sonoco Products Co. 2.25%, 2/1/2027	100,000	97,657
WRKCo, Inc. 3.38%, 9/15/2027	65,000	65,000
		468,333
PHARMACEUTICALS — 4.4%
AbbVie, Inc. 4.80%, 3/15/2027	200,000	202,198
Astrazeneca Finance LLC 4.80%, 2/26/2027	115,000	116,353
Becton Dickinson & Co. 3.70%, 6/6/2027	145,000	144,181
Bristol-Myers Squibb Co. 1.13%, 11/13/2027	100,000	95,226
Cencora, Inc. 3.45%, 12/15/2027	60,000	59,337
CVS Health Corp. 6.25%, 6/1/2027	135,000	139,022
Eli Lilly & Co. 4.50%, 2/9/2027	100,000	100,836
Merck & Co., Inc. 1.70%, 6/10/2027	84,000	81,534
Viatris, Inc. 2.30%, 6/22/2027	160,000	154,481
		1,093,168
PIPELINES — 3.2%
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	40,000	40,410
Energy Transfer LP 5.50%, 6/1/2027	130,000	132,031
Enterprise Products Operating LLC 4.60%, 1/11/2027	155,000	156,099
Security Description	Principal Amount	Value
Northwest Pipeline LLC 4.00%, 4/1/2027	$55,000	$54,886
ONEOK, Inc.:
4.00%, 7/13/2027	33,000	32,937
4.25%, 9/24/2027	140,000	140,358
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	150,000	150,887
Targa Resources Corp. 5.20%, 7/1/2027	93,000	94,455
		802,063
REAL ESTATE INVESTMENT TRUSTS — 3.8%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2027	206,000	205,365
American Tower Corp. 3.55%, 7/15/2027	85,000	84,243
Brixmor Operating Partnership LP 3.90%, 3/15/2027	35,000	34,886
DOC Dr. LLC 4.30%, 3/15/2027	56,000	56,057
Extra Space Storage LP 3.88%, 12/15/2027	110,000	109,536
Healthpeak OP LLC 1.35%, 2/1/2027	51,000	49,365
Highwoods Realty LP 3.88%, 3/1/2027	91,000	90,265
Kimco Realty OP LLC 3.80%, 4/1/2027	100,000	99,821
NNN REIT, Inc. 3.50%, 10/15/2027	128,000	126,772
Tanger Properties LP 3.88%, 7/15/2027	95,000	94,368
		950,678
RETAIL — 1.3%
AutoNation, Inc. 3.80%, 11/15/2027	85,000	84,277
Costco Wholesale Corp. 3.00%, 5/18/2027	105,000	104,186
Dollar General Corp. 4.63%, 11/1/2027	55,000	55,452
Lowe's Cos., Inc. 3.35%, 4/1/2027	70,000	69,421
		313,336
SEMICONDUCTORS — 2.7%
Advanced Micro Devices, Inc.:
4.21%, 9/24/2026	80,000	80,237
4.32%, 3/24/2028	60,000	60,643
Applied Materials, Inc. 3.30%, 4/1/2027	125,000	124,245
Broadcom, Inc. 5.05%, 7/12/2027 (b)	175,000	178,078
Intel Corp. 3.75%, 8/5/2027	230,000	228,528
		671,731

See accompanying notes to Schedule of Investments.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SHIPBUILDING — 0.2%
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	$45,000	$44,416
SOFTWARE — 3.4%
Fiserv, Inc.:
3.20%, 7/1/2026	300,000	298,032
5.15%, 3/15/2027	40,000	40,376
Oracle Corp. 3.25%, 11/15/2027	190,000	186,117
Synopsys, Inc. 4.55%, 4/1/2027	141,000	141,994
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	197,000	196,001
		862,520
TELECOMMUNICATIONS — 4.3%
AT&T, Inc.:
2.30%, 6/1/2027	249,000	242,720
3.80%, 2/15/2027	51,000	50,852
4.25%, 3/1/2027	211,000	211,468
NTT Finance Corp. 4.57%, 7/16/2027 (c)	200,000	201,568
T-Mobile USA, Inc. 3.75%, 4/15/2027	275,000	273,752
Verizon Communications, Inc. 3.00%, 3/22/2027	95,000	94,966
		1,075,326
TRANSPORTATION — 1.2%
Norfolk Southern Corp.:
3.15%, 6/1/2027	60,000	59,333
7.80%, 5/15/2027	140,000	147,574
United Parcel Service, Inc. 3.05%, 11/15/2027	100,000	98,705
		305,612
TRUCKING & LEASING — 0.8%
GATX Corp. 3.85%, 3/30/2027	7,000	6,966
SMBC Aviation Capital Finance DAC 1.90%, 10/15/2026 (c)	200,000	196,058
		203,024
TOTAL CORPORATE BONDS & NOTES (Cost $24,533,110)		24,649,956

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.93% (d) (e)	154,190	$154,190
State Street Navigator Securities Lending Portfolio II (f) (g)	557,217	557,217
TOTAL SHORT-TERM INVESTMENTS (Cost $711,407)		711,407
TOTAL INVESTMENTS — 101.1% (Cost $25,244,517)		25,361,363
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(273,476)
NET ASSETS — 100.0%		$25,087,887
(a)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at November 30, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.2% of net assets as of November 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$24,649,956	$—	$24,649,956
Short-Term Investments	711,407	—	—	711,407
TOTAL INVESTMENTS	$711,407	$24,649,956	$—	$25,361,363

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/25	Value at 11/30/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	108,176	$108,176	$995,541	$949,527	$—	$—	154,190	$154,190	$2,243
State Street Navigator Securities Lending Portfolio II	715,235	715,235	2,068,637	2,226,655	—	—	557,217	557,217	315
Total		$823,411	$3,064,178	$3,176,182	$—	$—		$711,407	$2,558
See accompanying notes to Schedule of Investments.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
AEROSPACE & DEFENSE — 4.2%
Boeing Co. 3.45%, 11/1/2028	$443,000	$434,889
Howmet Aerospace, Inc. 6.75%, 1/15/2028	198,000	209,161
L3Harris Technologies, Inc. 4.40%, 6/15/2028	468,000	471,491
RTX Corp. 6.70%, 8/1/2028	80,000	85,304
		1,200,845
AGRICULTURE — 4.4%
BAT Capital Corp. 2.26%, 3/25/2028	125,000	119,983
BAT International Finance PLC 4.45%, 3/16/2028	340,000	342,434
Bunge Ltd. Finance Corp. 4.10%, 1/7/2028	128,000	128,314
Imperial Brands Finance PLC 4.50%, 6/30/2028 (a)	200,000	201,802
Philip Morris International, Inc.:
3.13%, 3/2/2028 (b)	61,000	59,911
5.25%, 9/7/2028	397,000	409,771
		1,262,215
AUTO MANUFACTURERS — 3.5%
General Motors Financial Co., Inc. 5.80%, 6/23/2028	290,000	300,626
Stellantis Finance U.S., Inc. 5.35%, 3/17/2028 (a)	200,000	203,140
Toyota Motor Corp. 5.12%, 7/13/2028	456,000	470,177
Toyota Motor Credit Corp. Series MTN, 5.25%, 9/11/2028	28,000	29,008
		1,002,951
BANKS — 14.5%
Bank of America Corp. SOFR + 1.63%, 5.20%, 4/25/2029 (c)	327,000	335,263
Bank of New York Mellon Corp. Series MTN, 3.00%, 10/30/2028	97,000	94,380
Citigroup, Inc.:
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	287,000	286,790
6.63%, 1/15/2028	20,000	21,130
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (c)	437,000	444,088
Fifth Third Bancorp 3.95%, 3/14/2028	50,000	49,880
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	309,000	309,615
Security Description	Principal Amount	Value
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	$446,000	$445,527
KeyCorp Series MTN, 4.10%, 4/30/2028	85,000	85,009
Lloyds Banking Group PLC:
4.38%, 3/22/2028	100,000	100,684
4.55%, 8/16/2028	220,000	222,552
M&T Bank Corp. SOFR + 1.78%, 4.55%, 8/16/2028 (c)	300,000	301,287
Morgan Stanley Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	266,000	272,310
Northern Trust Corp. 3.65%, 8/3/2028	21,000	20,929
PNC Bank NA 3.25%, 1/22/2028	120,000	118,697
Regions Financial Corp. 1.80%, 8/12/2028	115,000	108,304
Sumitomo Mitsui Financial Group, Inc. 5.72%, 9/14/2028	200,000	208,688
Toronto-Dominion Bank 4.11%, 10/13/2028	100,000	100,255
U.S. Bancorp Series MTN, 3.90%, 4/26/2028	295,000	295,383
Wells Fargo & Co. Series MTN, 4.15%, 1/24/2029	347,000	348,055
Westpac Banking Corp. 5.54%, 11/17/2028	25,000	26,197
		4,195,023
BEVERAGES — 0.3%
Coca-Cola Co. 1.50%, 3/5/2028 (b)	20,000	19,090
Constellation Brands, Inc. 4.65%, 11/15/2028	53,000	53,789
		72,879
BIOTECHNOLOGY — 0.8%
Amgen, Inc. 1.65%, 8/15/2028	256,000	240,763
CHEMICALS — 0.9%
Eastman Chemical Co. 4.50%, 12/1/2028	223,000	224,612
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	21,000	21,100
		245,712
COMMERCIAL SERVICES — 0.0% *
Global Payments, Inc. 4.45%, 6/1/2028	13,000	13,017
COMPUTERS — 0.6%
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	150,000	143,751

See accompanying notes to Schedule of Investments.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Dell International LLC/EMC Corp. 5.25%, 2/1/2028	$39,000	$39,901
		183,652
COSMETICS/PERSONAL CARE — 2.3%
Kenvue, Inc. 5.05%, 3/22/2028	662,000	677,292
DISTRIBUTION & WHOLESALE — 1.2%
LKQ Corp. 5.75%, 6/15/2028	333,000	344,499
DIVERSIFIED FINANCIAL SERVICES — 3.8%
Aircastle Ltd. 6.50%, 7/18/2028 (a)	200,000	209,988
Ally Financial, Inc. 2.20%, 11/2/2028	191,000	179,546
Charles Schwab Corp. 3.20%, 1/25/2028	266,000	262,340
Jefferies Financial Group, Inc. 5.88%, 7/21/2028	421,000	436,560
		1,088,434
ELECTRIC — 8.8%
Ameren Illinois Co. 3.80%, 5/15/2028	100,000	99,767
American Electric Power Co., Inc. Series J, 4.30%, 12/1/2028	210,000	211,321
Berkshire Hathaway Energy Co. 3.25%, 4/15/2028	141,000	138,616
Duke Energy Carolinas LLC Series A, 6.00%, 12/1/2028 (b)	138,000	145,786
Entergy Louisiana LLC 3.25%, 4/1/2028	30,000	29,597
Exelon Corp. 5.15%, 3/15/2028	214,000	218,781
Georgia Power Co. 4.65%, 5/16/2028	326,000	331,183
Interstate Power & Light Co. 4.10%, 9/26/2028	91,000	90,974
National Rural Utilities Cooperative Finance Corp. Series MTN, 5.05%, 9/15/2028	40,000	41,059
Pacific Gas & Electric Co. 3.75%, 7/1/2028	338,000	333,075
Public Service Electric & Gas Co. Series MTN, 3.65%, 9/1/2028	58,000	57,545
San Diego Gas & Electric Co. 4.95%, 8/15/2028	313,000	320,427
Southern Co. 4.85%, 6/15/2028	282,000	287,110
Vistra Operations Co. LLC 4.30%, 10/15/2028 (a)	250,000	249,348
		2,554,589
ELECTRONICS — 0.5%
Hubbell, Inc. 3.50%, 2/15/2028	46,000	45,594
Security Description	Principal Amount	Value
Vontier Corp. 2.40%, 4/1/2028	$105,000	$100,307
		145,901
FOOD — 2.2%
Campbell's Co. 4.15%, 3/15/2028	339,000	339,722
Conagra Brands, Inc. 4.85%, 11/1/2028	257,000	260,339
Mondelez International, Inc. 4.13%, 5/7/2028	30,000	30,060
		630,121
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories 1.15%, 1/30/2028	75,000	71,056
Boston Scientific Corp. 4.00%, 3/1/2028	20,000	20,065
Stryker Corp. 4.85%, 12/8/2028	207,000	212,189
		303,310
HEALTH CARE SERVICES — 1.5%
HCA, Inc. 5.63%, 9/1/2028	420,000	433,692
HOUSEHOLD PRODUCTS — 0.3%
Procter & Gamble Co. 3.95%, 1/26/2028	80,000	80,534
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 4.88%, 12/6/2028	50,000	51,039
Kimberly-Clark Corp. 3.95%, 11/1/2028	20,000	20,102
		71,141
INSURANCE — 2.5%
Athene Holding Ltd. 4.13%, 1/12/2028	229,000	228,359
Lincoln Financial Global Funding 4.63%, 5/28/2028 (a)	75,000	75,750
Lincoln National Corp. 3.80%, 3/1/2028	385,000	382,505
Prudential Financial, Inc. Series MTN, 3.88%, 3/27/2028	38,000	37,987
		724,601
INVESTMENT COMPANY SECURITIES — 0.5%
Goldman Sachs Private Credit Corp. 5.38%, 1/31/2029 (a)	150,000	149,934
LODGING — 1.9%
Las Vegas Sands Corp. 5.63%, 6/15/2028	150,000	153,399
Sands China Ltd. 5.40%, 8/8/2028	390,000	396,084
		549,483

See accompanying notes to Schedule of Investments.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 1.5%
CNH Industrial Capital LLC 4.55%, 4/10/2028	$213,000	$214,819
Ingersoll Rand, Inc. 5.40%, 8/14/2028	200,000	206,982
		421,801
MEDIA — 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/2028	446,000	439,002
4.20%, 3/15/2028	58,000	57,674
Comcast Corp.:
3.15%, 2/15/2028	101,000	99,203
3.55%, 5/1/2028	29,000	28,743
Discovery Communications LLC 3.95%, 3/20/2028	53,000	51,876
TCI Communications, Inc. 7.13%, 2/15/2028	90,000	95,998
		772,496
MINING — 1.5%
BHP Billiton Finance USA Ltd. 5.10%, 9/8/2028	31,000	31,940
Glencore Funding LLC 6.13%, 10/6/2028 (a)	393,000	413,000
		444,940
OFFICE & BUSINESS EQUIPMENT — 0.6%
CDW LLC/CDW Finance Corp. 4.25%, 4/1/2028	173,000	172,156
OIL & GAS — 4.8%
BP Capital Markets America, Inc. 4.23%, 11/6/2028	347,000	349,859
Chevron USA, Inc. 3.85%, 1/15/2028	75,000	75,175
Devon Energy Corp. 5.88%, 6/15/2028	120,000	120,035
Occidental Petroleum Corp. 6.38%, 9/1/2028	250,000	262,575
Ovintiv, Inc. 5.65%, 5/15/2028	318,000	327,530
Shell International Finance BV 3.88%, 11/13/2028	27,000	27,021
TotalEnergies Capital SA 3.88%, 10/11/2028	233,000	233,426
		1,395,621
OIL & GAS SERVICES — 1.1%
Schlumberger Holdings Corp. 4.50%, 5/15/2028 (a)	313,000	315,570
PACKAGING & CONTAINERS — 1.7%
Berry Global, Inc. 5.50%, 4/15/2028	294,500	303,046
Security Description	Principal Amount	Value
WRKCo, Inc. 3.90%, 6/1/2028	$200,000	$198,828
		501,874
PHARMACEUTICALS — 6.6%
AbbVie, Inc. 4.65%, 3/15/2028	255,000	259,136
Astrazeneca Finance LLC 4.88%, 3/3/2028	391,000	399,872
Becton Dickinson & Co. 4.69%, 2/13/2028	326,000	330,261
CVS Health Corp. 4.30%, 3/25/2028	546,000	547,299
McKesson Corp. 4.90%, 7/15/2028	150,000	153,590
Mylan, Inc. 4.55%, 4/15/2028	131,000	130,890
Pfizer, Inc. 3.60%, 9/15/2028	83,000	82,871
		1,903,919
PIPELINES — 4.4%
Cheniere Energy, Inc. 4.63%, 10/15/2028	257,000	257,026
Energy Transfer LP 6.10%, 12/1/2028	182,000	191,278
ONEOK, Inc. 5.65%, 11/1/2028	336,000	349,312
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 1/15/2028	293,000	293,141
TransCanada PipeLines Ltd. 4.25%, 5/15/2028	49,000	49,127
Williams Cos., Inc. 5.30%, 8/15/2028	115,000	118,471
		1,258,355
REAL ESTATE INVESTMENT TRUSTS — 4.4%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2028	169,000	168,070
American Homes 4 Rent LP 4.25%, 2/15/2028	170,000	170,416
Crown Castle, Inc. 3.80%, 2/15/2028	60,000	59,380
Extra Space Storage LP 5.70%, 4/1/2028	439,000	453,702
Federal Realty OP LP 5.38%, 5/1/2028	178,000	182,731
Mid-America Apartments LP 4.20%, 6/15/2028	25,000	25,104
Prologis LP 4.00%, 9/15/2028	130,000	130,257
Realty Income Corp. 4.70%, 12/15/2028	25,000	25,478

See accompanying notes to Schedule of Investments.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
UDR, Inc. Series GMTN, 3.50%, 1/15/2028	$50,000	$49,368
		1,264,506
RETAIL — 0.7%
AutoNation, Inc. 3.80%, 11/15/2027	53,000	52,549
Home Depot, Inc. 0.90%, 3/15/2028 (b)	89,000	83,692
Lowe's Cos., Inc. 6.88%, 2/15/2028	63,000	66,760
		203,001
SEMICONDUCTORS — 4.7%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	299,000	302,202
Analog Devices, Inc. 1.70%, 10/1/2028	130,000	122,512
Broadcom, Inc.:
4.11%, 9/15/2028	200,000	200,796
4.80%, 4/15/2028 (b)	100,000	101,900
Intel Corp. 4.88%, 2/10/2028	238,000	241,630
Marvell Technology, Inc. 4.88%, 6/22/2028	180,000	183,089
TSMC Arizona Corp. 4.13%, 4/22/2029	200,000	201,036
		1,353,165
SHIPBUILDING — 0.3%
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	100,000	94,533
SOFTWARE — 4.6%
Concentrix Corp. 6.60%, 8/2/2028 (b)	378,000	390,077
Fidelity National Information Services, Inc. 1.65%, 3/1/2028	57,000	53,912
Fiserv, Inc. 5.38%, 8/21/2028	200,000	205,060
Intuit, Inc. 5.13%, 9/15/2028	297,000	306,605
Oracle Corp. 4.50%, 5/6/2028	326,000	326,734
Roper Technologies, Inc. 4.20%, 9/15/2028	50,000	50,147
		1,332,535
TELECOMMUNICATIONS — 2.4%
T-Mobile USA, Inc. 4.80%, 7/15/2028	476,000	484,420
Verizon Communications, Inc. 4.33%, 9/21/2028	215,000	216,690
		701,110
Security Description	Principal Amount	Value
TRANSPORTATION — 0.1%
Canadian National Railway Co. 6.90%, 7/15/2028	$25,000	$26,874
TRUCKING & LEASING — 0.1%
GATX Corp. 4.55%, 11/7/2028	15,000	15,141
TOTAL CORPORATE BONDS & NOTES (Cost $28,011,894)		28,348,185
	Shares
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.93% (d) (e)	222,297	222,297
State Street Navigator Securities Lending Portfolio II (f) (g)	647,207	647,207
TOTAL SHORT-TERM INVESTMENTS (Cost $869,504)		869,504
TOTAL INVESTMENTS — 101.1% (Cost $28,881,398)		29,217,689
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(316,371)
NET ASSETS — 100.0%		$28,901,318
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.3% of net assets as of November 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at November 30, 2025.
(c)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$28,348,185	$—	$28,348,185
Short-Term Investments	869,504	—	—	869,504
TOTAL INVESTMENTS	$869,504	$28,348,185	$—	$29,217,689

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/25	Value at 11/30/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	153,249	$153,249	$1,939,807	$1,870,759	$—	$—	222,297	$222,297	$4,422
State Street Navigator Securities Lending Portfolio II	1,175,930	1,175,930	4,085,168	4,613,891	—	—	647,207	647,207	3,159
Total		$1,329,179	$6,024,975	$6,484,650	$—	$—		$869,504	$7,581
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.8%
AEROSPACE & DEFENSE — 3.3%
Boeing Co. 6.30%, 5/1/2029	$348,000	$370,129
Howmet Aerospace, Inc. 3.00%, 1/15/2029	210,000	203,792
L3Harris Technologies, Inc. 5.05%, 6/1/2029	170,000	174,978
Northrop Grumman Corp. 4.60%, 2/1/2029	115,000	117,107
		866,006
AGRICULTURE — 3.1%
BAT International Finance PLC 5.93%, 2/2/2029	246,000	258,492
Philip Morris International, Inc. 5.63%, 11/17/2029	540,000	568,739
		827,231
AUTO MANUFACTURERS — 3.7%
Ford Motor Credit Co. LLC 5.11%, 5/3/2029	225,000	224,635
General Motors Financial Co., Inc.:
4.90%, 10/6/2029 (a)	185,000	188,041
5.55%, 7/15/2029	220,000	228,195
Mercedes-Benz Finance North America LLC 5.10%, 11/15/2029 (b)	150,000	154,919
Toyota Motor Credit Corp. Series MTN, 4.45%, 6/29/2029	172,000	174,491
		970,281
AUTO PARTS & EQUIPMENT — 0.5%
BorgWarner, Inc. 4.95%, 8/15/2029	140,000	143,315
BANKS — 8.3%
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	100,000	99,547
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	50,000	51,264
Bank of New York Mellon Corp. Series MTN, 3.85%, 4/26/2029	230,000	230,110
Bank of Nova Scotia Series GMTN, 5.45%, 8/1/2029	50,000	52,242
Citigroup, Inc. SOFR + 1.36%, 5.17%, 2/13/2030 (c)	100,000	102,898
Deutsche Bank AG SOFR + 2.51%, 6.82%, 11/20/2029 (c)	150,000	160,254
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	100,000	99,308
Security Description	Principal Amount	Value
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	$150,000	$147,952
M&T Bank Corp. SOFR + 1.78%, 4.55%, 8/16/2028 (c)	200,000	200,858
Morgan Stanley SOFR + 1.45%, 5.17%, 1/16/2030 (c)	75,000	77,170
Sumitomo Mitsui Financial Group, Inc.:
3.04%, 7/16/2029	205,000	197,241
5.72%, 9/14/2028	200,000	208,688
Toronto-Dominion Bank 4.11%, 10/13/2028	100,000	100,255
U.S. Bancorp:
Series DMTN, 3.00%, 7/30/2029	175,000	168,759
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	100,000	104,053
Wells Fargo & Co.:
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	100,000	103,175
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	75,000	77,752
		2,181,526
BEVERAGES — 1.4%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/2029	180,000	184,124
PepsiCo, Inc. 2.63%, 7/29/2029	200,000	191,320
		375,444
BIOTECHNOLOGY — 1.7%
Amgen, Inc. 4.05%, 8/18/2029	190,000	189,778
Gilead Sciences, Inc. 4.80%, 11/15/2029	142,000	146,338
Royalty Pharma PLC 5.15%, 9/2/2029	105,000	107,922
		444,038
CHEMICALS — 2.5%
Air Products & Chemicals, Inc. 4.60%, 2/8/2029	45,000	45,896
Dow Chemical Co. 7.38%, 11/1/2029	124,000	137,397
Eastman Chemical Co. 5.00%, 8/1/2029	215,000	219,350
Nutrien Ltd. 4.20%, 4/1/2029	253,000	252,896
		655,539
COMMERCIAL SERVICES — 1.2%
Verisk Analytics, Inc. 4.13%, 3/15/2029	310,000	310,056

See accompanying notes to Schedule of Investments.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
COMPUTERS — 0.7%
Apple, Inc. 2.20%, 9/11/2029	$101,000	$95,448
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	100,000	95,834
		191,282
DIVERSIFIED FINANCIAL SERVICES — 0.6%
BlackRock Funding, Inc. 4.70%, 3/14/2029	50,000	51,225
Charles Schwab Corp. 4.00%, 2/1/2029	45,000	45,140
Enact Holdings, Inc. 6.25%, 5/28/2029	50,000	52,450
		148,815
ELECTRIC — 9.4%
AEP Texas, Inc. 5.45%, 5/15/2029	50,000	51,983
Ameren Corp. 5.00%, 1/15/2029	60,000	61,474
American Electric Power Co., Inc. 5.20%, 1/15/2029	175,000	180,901
CenterPoint Energy, Inc. 5.40%, 6/1/2029	155,000	160,778
Consumers Energy Co. 4.60%, 5/30/2029	125,000	127,186
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	100,000	97,280
5.10%, 3/1/2029	114,000	117,114
Duke Energy Corp. 4.85%, 1/5/2029	250,000	255,270
Entergy Texas, Inc. 4.00%, 3/30/2029	122,000	121,860
Exelon Corp. 5.15%, 3/15/2029	200,000	205,970
Georgia Power Co. Series B, 2.65%, 9/15/2029	50,000	47,582
Pacific Gas & Electric Co. 5.55%, 5/15/2029	145,000	149,871
PacifiCorp 5.10%, 2/15/2029	175,000	178,400
Public Service Enterprise Group, Inc. 5.20%, 4/1/2029	230,000	237,068
Southern California Edison Co. 5.15%, 6/1/2029	75,000	76,505
Southern Co. 5.50%, 3/15/2029	145,000	150,672
Vistra Operations Co. LLC 4.30%, 10/15/2028 (b)	250,000	249,348
		2,469,262
ELECTRONICS — 1.4%
Allegion PLC 3.50%, 10/1/2029	170,000	165,245
Security Description	Principal Amount	Value
Honeywell International, Inc. 4.88%, 9/1/2029	$190,000	$195,981
		361,226
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc. 4.05%, 3/15/2029	65,000	63,124
ENVIRONMENTAL CONTROL — 1.6%
Republic Services, Inc.:
4.88%, 4/1/2029	195,000	200,253
5.00%, 11/15/2029	205,000	212,993
		413,246
FOOD — 2.4%
Campbell's Co. 5.20%, 3/21/2029	190,000	195,609
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.00%, 2/2/2029	135,000	130,053
Mars, Inc. 4.80%, 3/1/2030 (b)	100,000	102,476
Tyson Foods, Inc. 4.35%, 3/1/2029	200,000	200,620
		628,758
HEALTH CARE PRODUCTS — 2.5%
Boston Scientific Corp. 4.00%, 3/1/2029	225,000	225,040
GE HealthCare Technologies, Inc. 4.80%, 8/14/2029	190,000	194,425
Thermo Fisher Scientific, Inc. 5.00%, 1/31/2029	225,000	232,090
		651,555
HEALTH CARE SERVICES — 1.4%
HCA, Inc.:
3.38%, 3/15/2029	100,000	97,556
4.13%, 6/15/2029	275,000	274,522
		372,078
HOME BUILDERS — 1.9%
Toll Brothers Finance Corp. 3.80%, 11/1/2029	500,000	490,750
INSURANCE — 4.5%
Allstate Corp. 5.05%, 6/24/2029	100,000	103,334
Aon North America, Inc. 5.15%, 3/1/2029	125,000	128,888
Arthur J Gallagher & Co. 4.85%, 12/15/2029	242,000	247,464
Brown & Brown, Inc. 4.50%, 3/15/2029	80,000	80,309
Chubb INA Holdings LLC 4.65%, 8/15/2029	186,000	190,259
Corebridge Financial, Inc. 3.85%, 4/5/2029	70,000	68,969

See accompanying notes to Schedule of Investments.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Hartford Insurance Group, Inc. 2.80%, 8/19/2029	$50,000	$47,740
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	145,000	146,679
Principal Financial Group, Inc. 3.70%, 5/15/2029	180,000	177,133
		1,190,775
INTERNET — 0.7%
Alphabet, Inc. 4.00%, 5/15/2030	85,000	85,536
Amazon.com, Inc. 3.45%, 4/13/2029	100,000	98,880
		184,416
INVESTMENT COMPANY SECURITIES — 1.6%
ARES Capital Corp. 5.95%, 7/15/2029	220,000	226,195
FS KKR Capital Corp. 6.88%, 8/15/2029 (a)	125,000	127,210
Goldman Sachs Private Credit Corp. 5.38%, 1/31/2029 (b)	75,000	74,967
		428,372
IRON/STEEL — 0.7%
ArcelorMittal SA 4.25%, 7/16/2029	175,000	175,492
IT SERVICES — 1.1%
Accenture Capital, Inc. 4.05%, 10/4/2029	75,000	75,178
IBM International Capital Pte. Ltd. 4.60%, 2/5/2029	215,000	218,739
		293,917
LODGING — 0.2%
Las Vegas Sands Corp. 6.00%, 8/15/2029	50,000	52,398
MACHINERY, CONSTRUCTION & MINING — 0.0% *
Caterpillar, Inc. 2.60%, 9/19/2029	13,000	12,409
MACHINERY-DIVERSIFIED — 2.8%
CNH Industrial Capital LLC 5.10%, 4/20/2029	115,000	117,924
Dover Corp. 2.95%, 11/4/2029	280,000	268,198
Ingersoll Rand, Inc. 5.18%, 6/15/2029	152,000	157,589
John Deere Capital Corp. Series MTN, 4.85%, 6/11/2029	191,000	196,757
		740,468
MEDIA — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 1/15/2029	195,000	181,463
Security Description	Principal Amount	Value
MINING — 1.6%
Freeport-McMoRan, Inc. 5.25%, 9/1/2029 (a)	$50,000	$50,793
Glencore Funding LLC:
5.37%, 4/4/2029 (b)	150,000	155,080
6.13%, 10/6/2028 (b)	200,000	210,178
		416,051
OIL & GAS — 3.7%
BP Capital Markets America, Inc.:
4.87%, 11/25/2029	155,000	159,458
4.97%, 10/17/2029	100,000	103,213
Canadian Natural Resources Ltd. 5.00%, 12/15/2029	75,000	76,833
Chevron USA, Inc. 3.25%, 10/15/2029	150,000	146,642
Diamondback Energy, Inc. 3.50%, 12/1/2029	285,000	276,327
Occidental Petroleum Corp. 5.20%, 8/1/2029	99,000	101,428
TotalEnergies Capital International SA 3.46%, 2/19/2029	125,000	123,111
		987,012
PACKAGING & CONTAINERS — 0.2%
WRKCo, Inc. 4.90%, 3/15/2029	50,000	51,052
PHARMACEUTICALS — 4.8%
AbbVie, Inc.:
3.20%, 11/21/2029	200,000	194,066
4.80%, 3/15/2029	374,000	383,828
Becton Dickinson & Co. 5.08%, 6/7/2029	140,000	144,063
Cardinal Health, Inc. 5.00%, 11/15/2029	195,000	200,624
CVS Health Corp.:
3.25%, 8/15/2029	150,000	144,918
5.40%, 6/1/2029	100,000	103,711
Merck & Co., Inc. 3.40%, 3/7/2029	110,000	108,271
		1,279,481
PIPELINES — 5.6%
Cheniere Energy Partners LP 4.50%, 10/1/2029	120,000	119,994
Enbridge, Inc. 5.30%, 4/5/2029	95,000	98,097
Energy Transfer LP 5.25%, 7/1/2029	165,000	170,305
Enterprise Products Operating LLC 3.13%, 7/31/2029	150,000	145,514
ONEOK, Inc.:
3.40%, 9/1/2029	100,000	96,675
4.35%, 3/15/2029	125,000	125,295

See accompanying notes to Schedule of Investments.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	$80,000	$77,693
Targa Resources Corp. 6.15%, 3/1/2029	95,000	100,235
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.88%, 1/15/2029	533,000	540,835
		1,474,643
REAL ESTATE INVESTMENT TRUSTS — 5.6%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029	125,000	125,379
American Homes 4 Rent LP 4.90%, 2/15/2029	290,000	295,519
American Tower Corp. 3.80%, 8/15/2029	340,000	334,723
COPT Defense Properties LP 2.00%, 1/15/2029	70,000	65,267
EPR Properties 3.75%, 8/15/2029	110,000	106,528
Equinix, Inc. 3.20%, 11/18/2029	105,000	100,846
Essex Portfolio LP 4.00%, 3/1/2029	100,000	99,451
Extra Space Storage LP 4.00%, 6/15/2029	54,000	53,672
Host Hotels & Resorts LP Series H, 3.38%, 12/15/2029	185,000	177,199
Regency Centers LP 2.95%, 9/15/2029	120,000	115,063
		1,473,647
RETAIL — 2.9%
Home Depot, Inc. 4.75%, 6/25/2029	320,000	328,307
Lowe's Cos., Inc.:
3.65%, 4/5/2029	235,000	231,644
6.50%, 3/15/2029	195,000	209,450
		769,401
SEMICONDUCTORS — 2.2%
Broadcom, Inc. 5.05%, 7/12/2029	100,000	103,292
Intel Corp. 4.00%, 8/5/2029	182,000	180,327
TSMC Arizona Corp. 4.13%, 4/22/2029	300,000	301,554
		585,173
SOFTWARE — 3.8%
Adobe, Inc. 4.80%, 4/4/2029	65,000	66,854
Cadence Design Systems, Inc. 4.30%, 9/10/2029	220,000	221,232
Fiserv, Inc. 3.50%, 7/1/2029	195,000	188,629
Security Description	Principal Amount	Value
Oracle Corp. 6.15%, 11/9/2029	$74,000	$77,750
Paychex, Inc. 5.10%, 4/15/2030	65,000	66,826
ROBLOX Corp. 3.88%, 5/1/2030 (b)	100,000	95,660
Roper Technologies, Inc. 4.50%, 10/15/2029	140,000	141,610
Synopsys, Inc. 4.85%, 4/1/2030	65,000	66,430
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	80,000	82,923
		1,007,914
TELECOMMUNICATIONS — 5.0%
AT&T, Inc. 4.35%, 3/1/2029	420,000	422,457
Cisco Systems, Inc. 4.85%, 2/26/2029 (a)	175,000	179,945
T-Mobile USA, Inc.:
3.38%, 4/15/2029	316,000	308,030
4.85%, 1/15/2029	134,000	137,030
Verizon Communications, Inc.:
3.88%, 2/8/2029	104,000	103,472
4.02%, 12/3/2029	163,000	161,846
		1,312,780
TRANSPORTATION — 1.3%
Canadian Pacific Railway Co. 2.88%, 11/15/2029	200,000	190,910
Union Pacific Corp. 3.70%, 3/1/2029	70,000	69,468
United Parcel Service, Inc. 3.40%, 3/15/2029	95,000	93,629
		354,007
TOTAL CORPORATE BONDS & NOTES (Cost $25,080,180)		25,534,403
	Shares
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.93% (d) (e)	549,857	549,857
State Street Navigator Securities Lending Portfolio II (f) (g)	408,600	408,600
TOTAL SHORT-TERM INVESTMENTS (Cost $958,457)		958,457
TOTAL INVESTMENTS — 100.5% (Cost $26,038,637)		26,492,860
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(120,158)
NET ASSETS — 100.0%		$26,372,702

See accompanying notes to Schedule of Investments.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at November 30, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.0% of net assets as of November 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$25,534,403	$—	$25,534,403
Short-Term Investments	958,457	—	—	958,457
TOTAL INVESTMENTS	$958,457	$25,534,403	$—	$26,492,860

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/25	Value at 11/30/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	162,957	$162,957	$1,782,320	$1,395,420	$—	$—	549,857	$549,857	$3,318
State Street Navigator Securities Lending Portfolio II	1,864,200	1,864,200	2,955,330	4,410,930	—	—	408,600	408,600	382
Total		$2,027,157	$4,737,650	$5,806,350	$—	$—		$958,457	$3,700
See accompanying notes to Schedule of Investments.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.8%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc. 4.75%, 3/30/2030	$11,000	$11,112
AEROSPACE & DEFENSE — 2.6%
Boeing Co. 5.15%, 5/1/2030	349,000	360,081
Northrop Grumman Corp. 4.40%, 5/1/2030	200,000	202,200
		562,281
AGRICULTURE — 4.2%
BAT Capital Corp. 6.34%, 8/2/2030	263,000	284,613
Philip Morris International, Inc.:
5.13%, 2/15/2030	204,000	211,473
5.50%, 9/7/2030	378,000	398,340
		894,426
APPAREL — 0.4%
NIKE, Inc. 2.85%, 3/27/2030	27,000	25,797
Tapestry, Inc. 5.10%, 3/11/2030	66,000	67,819
		93,616
AUTO MANUFACTURERS — 1.8%
General Motors Financial Co., Inc.:
3.60%, 6/21/2030	100,000	96,260
5.85%, 4/6/2030	165,000	173,804
Hyundai Capital America 6.20%, 9/21/2030 (a)	100,000	107,063
		377,127
BANKS — 7.7%
Bank of America Corp. SOFR + 2.15%, 2.59%, 4/29/2031 (b)	200,000	186,860
Citigroup, Inc. SOFR + 3.91%, 4.41%, 3/31/2031 (b)	100,000	100,191
Goldman Sachs Group, Inc.:
3.80%, 3/15/2030	100,000	98,655
SOFR + 1.21%, 5.05%, 7/23/2030 (b)	228,000	234,211
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (b)	176,000	181,731
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (b)	228,000	230,980
Morgan Stanley Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	100,000	97,406
U.S. Bancorp SOFR + 1.25%, 5.10%, 7/23/2030 (b)	247,000	254,899
Security Description	Principal Amount	Value
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (b)	$258,000	$260,688
		1,645,621
BEVERAGES — 3.0%
Anheuser-Busch InBev Worldwide, Inc. 3.50%, 6/1/2030	331,000	324,185
Constellation Brands, Inc. 2.88%, 5/1/2030	225,000	211,799
PepsiCo, Inc. 4.30%, 7/23/2030 (c)	100,000	101,366
		637,350
BIOTECHNOLOGY — 3.1%
Amgen, Inc. 5.25%, 3/2/2030	324,000	336,623
Gilead Sciences, Inc. 1.65%, 10/1/2030	271,000	242,737
Royalty Pharma PLC 2.20%, 9/2/2030	80,000	72,560
		651,920
CHEMICALS — 0.6%
Ecolab, Inc. 4.80%, 3/24/2030	75,000	77,128
Nutrien Ltd. 2.95%, 5/13/2030	55,000	52,115
		129,243
COMMERCIAL SERVICES — 0.5%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	40,000	35,422
Block Financial LLC 3.88%, 8/15/2030	70,000	67,785
		103,207
COMPUTERS — 1.3%
Apple, Inc. 1.25%, 8/20/2030	65,000	57,831
Leidos, Inc. 4.38%, 5/15/2030	210,000	210,088
		267,919
CONSTRUCTION MATERIALS — 1.8%
Carrier Global Corp. 2.72%, 2/15/2030	405,000	381,660
COSMETICS/PERSONAL CARE — 2.3%
Kenvue, Inc. 5.00%, 3/22/2030	483,000	497,756
DIVERSIFIED FINANCIAL SERVICES — 1.6%
Air Lease Corp. 3.13%, 12/1/2030	82,000	76,192
Charles Schwab Corp. 4.63%, 3/22/2030	105,000	107,516

See accompanying notes to Schedule of Investments.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Jefferies Financial Group, Inc. 4.15%, 1/23/2030	$166,000	$163,271
		346,979
ELECTRIC — 7.4%
AEP Texas, Inc. Series I, 2.10%, 7/1/2030	262,000	239,002
Consolidated Edison Co. of New York, Inc. Series 20A, 3.35%, 4/1/2030	91,000	88,326
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	143,000	138,136
Duke Energy Corp. 2.45%, 6/1/2030 (c)	119,000	110,362
Exelon Corp. 4.05%, 4/15/2030 (c)	109,000	108,202
FirstEnergy Corp.:
Series B, 2.25%, 9/1/2030	50,000	45,378
2.65%, 3/1/2030	146,000	135,891
NRG Energy, Inc. 4.73%, 10/15/2030 (a)	200,000	199,542
Oncor Electric Delivery Co. LLC 2.75%, 5/15/2030	49,000	46,286
Pacific Gas & Electric Co.:
3.25%, 6/1/2031	250,000	232,085
4.55%, 7/1/2030	100,000	99,739
Southern Co. Series A, 3.70%, 4/30/2030	148,000	144,842
		1,587,791
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Emerson Electric Co. 1.95%, 10/15/2030	74,000	67,299
ELECTRONICS — 1.1%
Honeywell International, Inc. 4.70%, 2/1/2030	221,000	226,264
FOOD — 1.1%
Campbell's Co. 2.38%, 4/24/2030	89,000	82,089
Kroger Co. 2.20%, 5/1/2030	55,000	50,705
Mars, Inc. 4.80%, 3/1/2030 (a)	93,000	95,303
		228,097
HEALTH CARE PRODUCTS — 0.6%
Dentsply Sirona, Inc. 3.25%, 6/1/2030	15,000	13,855
Stryker Corp. 1.95%, 6/15/2030	76,000	69,143
Zimmer Biomet Holdings, Inc. 3.55%, 3/20/2030	36,000	34,855
		117,853
HEALTH CARE SERVICES — 3.0%
HCA, Inc. 3.50%, 9/1/2030	285,000	274,666
Security Description	Principal Amount	Value
UnitedHealth Group, Inc. 5.30%, 2/15/2030	$342,000	$357,492
		632,158
INSURANCE — 3.3%
Allstate Corp. 1.45%, 12/15/2030	71,000	61,971
Berkshire Hathaway Finance Corp. 1.85%, 3/12/2030	247,000	227,349
Lincoln National Corp. 3.05%, 1/15/2030	253,000	241,395
Marsh & McLennan Cos., Inc. 4.65%, 3/15/2030	50,000	51,021
Progressive Corp. 3.20%, 3/26/2030	46,000	44,434
Prudential Financial, Inc. Series MTN, 2.10%, 3/10/2030 (c)	91,000	84,521
		710,691
INTERNET — 3.0%
Alphabet, Inc.:
4.00%, 5/15/2030	55,000	55,347
4.10%, 11/15/2030	145,000	146,335
Amazon.com, Inc. 1.50%, 6/3/2030	243,000	219,259
Meta Platforms, Inc.:
4.20%, 11/15/2030	40,000	40,284
4.80%, 5/15/2030	124,000	128,071
Uber Technologies, Inc. 4.15%, 1/15/2031	55,000	54,793
		644,089
INVESTMENT COMPANY SECURITIES — 1.4%
ARES Capital Corp. 5.50%, 9/1/2030	100,000	100,858
Goldman Sachs Private Credit Corp. 6.25%, 5/6/2030 (a) (c)	200,000	203,802
		304,660
IRON/STEEL — 0.5%
Vale Overseas Ltd. 3.75%, 7/8/2030	100,000	96,458
IT SERVICES — 0.3%
Apple, Inc. 4.15%, 5/10/2030	55,000	55,798
LODGING — 1.1%
Sands China Ltd. 4.38%, 6/18/2030	230,000	225,083
MACHINERY-DIVERSIFIED — 0.4%
Flowserve Corp. 3.50%, 10/1/2030	98,000	93,671

See accompanying notes to Schedule of Investments.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%, 4/1/2031	$246,000	$220,869
Discovery Communications LLC 3.63%, 5/15/2030	201,000	186,389
Fox Corp. 3.50%, 4/8/2030 (c)	125,000	121,755
Paramount Global 7.88%, 7/30/2030	9,000	9,973
		538,986
MINING — 0.8%
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	46,000	46,234
Glencore Funding LLC 2.50%, 9/1/2030 (a)	146,000	134,108
		180,342
OFFICE & BUSINESS EQUIPMENT — 0.5%
CDW LLC/CDW Finance Corp. 5.10%, 3/1/2030	100,000	102,088
OIL & GAS — 6.6%
BP Capital Markets America, Inc. 1.75%, 8/10/2030	160,000	143,859
Chevron Corp. 2.24%, 5/11/2030	93,000	86,417
Diamondback Energy, Inc. 5.15%, 1/30/2030	321,000	330,386
Exxon Mobil Corp. 2.61%, 10/15/2030	107,000	100,453
Occidental Petroleum Corp. 6.63%, 9/1/2030	64,000	68,911
Ovintiv, Inc. 8.13%, 9/15/2030	71,000	81,308
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	383,000	346,757
2.15%, 1/15/2031	46,000	41,828
Shell Finance U.S., Inc. 2.75%, 4/6/2030	91,000	86,625
TotalEnergies Capital International SA 2.83%, 1/10/2030	133,000	127,058
		1,413,602
OIL & GAS SERVICES — 0.3%
Halliburton Co. 2.92%, 3/1/2030	18,000	17,087
Schlumberger Holdings Corp. 2.65%, 6/26/2030 (a)	46,000	43,200
		60,287
PACKAGING & CONTAINERS — 0.6%
Amcor Flexibles North America, Inc. 2.63%, 6/19/2030	50,000	46,432
Security Description	Principal Amount	Value
Sonoco Products Co. 3.13%, 5/1/2030	$96,000	$90,975
		137,407
PHARMACEUTICALS — 5.1%
AbbVie, Inc. 4.95%, 3/15/2031	121,000	125,621
Astrazeneca Finance LLC 4.90%, 3/3/2030	122,000	126,338
Becton Dickinson & Co. 2.82%, 5/20/2030	93,000	87,729
CVS Health Corp. 5.13%, 2/21/2030	292,000	300,661
Eli Lilly & Co. 4.75%, 2/12/2030	150,000	154,656
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/2030	216,000	221,221
Viatris, Inc. 2.70%, 6/22/2030	70,000	63,798
		1,080,024
PIPELINES — 5.7%
Energy Transfer LP 6.40%, 12/1/2030	349,000	378,811
Enterprise Products Operating LLC 2.80%, 1/31/2030	257,000	244,320
ONEOK, Inc.:
3.10%, 3/15/2030	32,000	30,438
5.80%, 11/1/2030	111,000	117,188
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	180,000	181,120
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50%, 3/1/2030	259,000	263,641
		1,215,518
REAL ESTATE INVESTMENT TRUSTS — 3.1%
Alexandria Real Estate Equities, Inc. 4.90%, 12/15/2030	233,000	236,847
Essex Portfolio LP 3.00%, 1/15/2030	201,000	191,207
Extra Space Storage LP 5.50%, 7/1/2030	161,000	168,332
Federal Realty OP LP 3.50%, 6/1/2030	71,000	68,619
		665,005
RETAIL — 4.3%
AutoNation, Inc. 4.75%, 6/1/2030	75,000	75,813
AutoZone, Inc. 4.00%, 4/15/2030	150,000	148,794
Lowe's Cos., Inc. 4.50%, 4/15/2030	83,000	84,083

See accompanying notes to Schedule of Investments.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
McDonald's Corp. Series MTN, 3.60%, 7/1/2030 (c)	$294,000	$288,893
Target Corp. 2.35%, 2/15/2030	262,000	245,452
Tractor Supply Co. 1.75%, 11/1/2030	88,000	78,028
		921,063
SEMICONDUCTORS — 5.0%
Broadcom, Inc.:
4.15%, 11/15/2030	200,000	200,086
4.35%, 2/15/2030	35,000	35,298
Intel Corp. 5.13%, 2/10/2030 (c)	183,000	188,316
Marvell Technology, Inc. 4.75%, 7/15/2030	50,000	50,720
Micron Technology, Inc. 4.66%, 2/15/2030	389,000	393,898
Xilinx, Inc. 2.38%, 6/1/2030	225,000	209,434
		1,077,752
SHIPBUILDING — 0.3%
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	71,000	70,282
SOFTWARE — 1.8%
Intuit, Inc. 1.65%, 7/15/2030	55,000	49,429
Oracle Corp. 4.65%, 5/6/2030	94,000	93,816
Paychex, Inc. 5.10%, 4/15/2030	90,000	92,528
ROBLOX Corp. 3.88%, 5/1/2030 (a)	100,000	95,660
Synopsys, Inc. 4.85%, 4/1/2030	59,000	60,298
		391,731
TELECOMMUNICATIONS — 5.4%
AT&T, Inc. 4.30%, 2/15/2030 (c)	359,000	360,978
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	240,000	281,940
T-Mobile USA, Inc. 3.88%, 4/15/2030	364,000	358,464
Verizon Communications, Inc. 3.15%, 3/22/2030	164,000	157,384
		1,158,766
TRANSPORTATION — 1.3%
CSX Corp. 2.40%, 2/15/2030	56,000	52,615
Security Description	Principal Amount	Value
Norfolk Southern Corp. 5.05%, 8/1/2030	$70,000	$72,723
Union Pacific Corp. 2.40%, 2/5/2030	75,000	70,294
United Parcel Service, Inc. 4.45%, 4/1/2030	74,000	75,496
		271,128
TOTAL CORPORATE BONDS & NOTES (Cost $20,386,381)		20,874,110
	Shares
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.93% (d) (e)	248,743	248,743
State Street Navigator Securities Lending Portfolio II (f) (g)	1,076,737	1,076,737
TOTAL SHORT-TERM INVESTMENTS (Cost $1,325,480)		1,325,480
TOTAL INVESTMENTS — 104.0% (Cost $21,711,861)		22,199,590
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(858,768)
NET ASSETS — 100.0%		$21,340,822
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.1% of net assets as of November 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	All or a portion of the shares of the security are on loan at November 30, 2025.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$20,874,110	$—	$20,874,110
Short-Term Investments	1,325,480	—	—	1,325,480
TOTAL INVESTMENTS	$1,325,480	$20,874,110	$—	$22,199,590

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/25	Value at 11/30/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	283,471	$283,471	$681,788	$716,516	$—	$—	248,743	$248,743	$2,218
State Street Navigator Securities Lending Portfolio II	1,076,755	1,076,755	4,309,645	4,309,663	—	—	1,076,737	1,076,737	679
Total		$1,360,226	$4,991,433	$5,026,179	$—	$—		$1,325,480	$2,897
See accompanying notes to Schedule of Investments.

STATE STREET MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.8%
AEROSPACE & DEFENSE — 3.3%
Boeing Co. 6.39%, 5/1/2031	$65,000	$70,816
Howmet Aerospace, Inc. 4.85%, 10/15/2031	50,000	51,520
L3Harris Technologies, Inc. 5.25%, 6/1/2031	40,000	41,742
RTX Corp. 6.00%, 3/15/2031	40,000	43,250
		207,328
AGRICULTURE — 4.2%
BAT Capital Corp. 5.83%, 2/20/2031	70,000	74,352
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	55,363
Philip Morris International, Inc. 5.13%, 2/13/2031	130,000	135,110
		264,825
AUTO MANUFACTURERS — 4.0%
American Honda Finance Corp. Series GMTN, 5.05%, 7/10/2031	20,000	20,587
Ford Motor Co. 3.25%, 2/12/2032	75,000	65,961
General Motors Financial Co., Inc. 5.60%, 6/18/2031	120,000	125,249
Toyota Motor Credit Corp. 5.10%, 3/21/2031	40,000	41,693
		253,490
BANKS — 5.4%
Bank of America Corp. SOFR + 1.32%, 2.69%, 4/22/2032 (a)	100,000	92,105
Bank of Montreal 5.51%, 6/4/2031 (b)	50,000	52,845
Citigroup, Inc. SOFR + 1.17%, 2.56%, 5/1/2032 (a)	60,000	54,647
Goldman Sachs Group, Inc. SOFR + 1.28%, 2.62%, 4/22/2032 (a)	60,000	54,897
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (a)	15,000	15,488
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (a)	75,000	68,896
		338,878
BEVERAGES — 0.2%
Keurig Dr. Pepper, Inc. Series 10, 5.20%, 3/15/2031	10,000	10,262
Security Description	Principal Amount	Value
BIOTECHNOLOGY — 1.5%
Illumina, Inc. 2.55%, 3/23/2031	$50,000	$45,266
Royalty Pharma PLC 2.15%, 9/2/2031	60,000	52,684
		97,950
COMMERCIAL SERVICES — 0.7%
Equifax, Inc. 2.35%, 9/15/2031	50,000	44,557
COMPUTERS — 0.7%
Leidos, Inc. 2.30%, 2/15/2031	50,000	45,014
CONSTRUCTION MATERIALS — 0.8%
Carrier Global Corp. 2.70%, 2/15/2031	55,000	50,936
DIVERSIFIED FINANCIAL SERVICES — 3.6%
Air Lease Corp. Series MTN, 5.20%, 7/15/2031	50,000	50,997
Charles Schwab Corp. 2.30%, 5/13/2031	125,000	113,464
Jefferies Financial Group, Inc. 2.63%, 10/15/2031	50,000	44,147
Mastercard, Inc. 2.00%, 11/18/2031	25,000	22,253
		230,861
ELECTRIC — 8.7%
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	51,000	46,717
DTE Electric Co. Series C, 2.63%, 3/1/2031	50,000	46,247
Duke Energy Florida LLC 2.40%, 12/15/2031	75,000	67,830
Georgia Power Co. 4.85%, 3/15/2031	50,000	51,502
Pacific Gas & Electric Co. 3.25%, 6/1/2031	75,000	69,625
PacifiCorp 5.30%, 2/15/2031	90,000	92,816
Public Service Enterprise Group, Inc. 2.45%, 11/15/2031	90,000	80,579
Southern California Edison Co. 5.45%, 6/1/2031	50,000	51,742
Virginia Electric & Power Co. 2.30%, 11/15/2031	50,000	44,597
		551,655
ELECTRONICS — 1.3%
Honeywell International, Inc. 4.95%, 9/1/2031	50,000	52,054
Vontier Corp. 2.95%, 4/1/2031	30,000	27,452
		79,506

See accompanying notes to Schedule of Investments.

STATE STREET MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
FOOD — 1.2%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.75%, 12/1/2031	$80,000	$76,059
HEALTH CARE PRODUCTS — 2.5%
Agilent Technologies, Inc. 2.30%, 3/12/2031	45,000	40,750
Revvity, Inc. 2.55%, 3/15/2031	45,000	40,722
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031 (b)	30,000	26,813
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	55,000	49,707
		157,992
HEALTH CARE SERVICES — 2.2%
HCA, Inc. 5.45%, 4/1/2031	60,000	62,807
Humana, Inc. 5.38%, 4/15/2031	25,000	25,863
UnitedHealth Group, Inc. 4.90%, 4/15/2031	50,000	51,497
		140,167
HOUSEHOLD PRODUCTS & WARES — 1.1%
Church & Dwight Co., Inc. 2.30%, 12/15/2031	80,000	71,390
INSURANCE — 4.1%
Arthur J Gallagher & Co. 2.40%, 11/9/2031	90,000	80,370
Athene Holding Ltd. 3.50%, 1/15/2031	85,000	80,528
Brown & Brown, Inc. 2.38%, 3/15/2031	40,000	35,825
Corebridge Financial, Inc. 3.90%, 4/5/2032	25,000	23,783
Fidelity National Financial, Inc. 2.45%, 3/15/2031	40,000	35,751
		256,257
INTERNET — 2.9%
Alphabet, Inc. 4.10%, 11/15/2030	45,000	45,414
Amazon.com, Inc. 3.60%, 4/13/2032	25,000	24,336
AppLovin Corp. 5.38%, 12/1/2031	25,000	25,998
Meta Platforms, Inc. 4.20%, 11/15/2030	30,000	30,213
Uber Technologies, Inc. 4.15%, 1/15/2031	55,000	54,793
		180,754
INVESTMENT COMPANY SECURITIES — 0.7%
ARES Capital Corp. 3.20%, 11/15/2031 (b)	50,000	44,346
Security Description	Principal Amount	Value
IT SERVICES — 3.9%
Hewlett Packard Enterprise Co. 4.85%, 10/15/2031	$50,000	$50,601
IBM International Capital Pte. Ltd. 4.75%, 2/5/2031	150,000	153,435
Leidos, Inc. 5.40%, 3/15/2032 (b)	40,000	41,802
		245,838
LEISURE TIME — 0.8%
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (c)	50,000	51,044
MACHINERY-DIVERSIFIED — 1.6%
Ingersoll Rand, Inc. 5.31%, 6/15/2031	55,000	57,748
John Deere Capital Corp. Series MTN, 4.90%, 3/7/2031	40,000	41,410
		99,158
MEDIA — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%, 4/1/2031	80,000	71,827
Comcast Corp. 1.95%, 1/15/2031	20,000	17,826
Walt Disney Co. 2.65%, 1/13/2031	30,000	28,120
		117,773
MINING — 0.7%
Glencore Funding LLC 2.85%, 4/27/2031 (c)	50,000	46,120
OFFICE & BUSINESS EQUIPMENT — 0.4%
CDW LLC/CDW Finance Corp. 3.57%, 12/1/2031 (b)	25,000	23,378
OIL & GAS — 4.0%
Diamondback Energy, Inc. 3.13%, 3/24/2031	60,000	56,114
Occidental Petroleum Corp. 6.13%, 1/1/2031	80,000	84,629
Ovintiv, Inc. 7.38%, 11/1/2031	60,000	67,094
Pioneer Natural Resources Co. 2.15%, 1/15/2031	50,000	45,465
		253,302
PACKAGING & CONTAINERS — 2.0%
Berry Global, Inc. 5.80%, 6/15/2031	95,000	100,698
WestRock MWV LLC 7.95%, 2/15/2031	20,000	23,106
		123,804
PHARMACEUTICALS — 5.8%
AbbVie, Inc. 4.95%, 3/15/2031	150,000	155,729

See accompanying notes to Schedule of Investments.

STATE STREET MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Astrazeneca Finance LLC 4.90%, 2/26/2031	$40,000	$41,520
Becton Dickinson & Co. 1.96%, 2/11/2031	25,000	22,236
Bristol-Myers Squibb Co. 5.75%, 2/1/2031	25,000	26,829
Cencora, Inc. 2.70%, 3/15/2031	20,000	18,496
CVS Health Corp.:
1.88%, 2/28/2031	30,000	26,364
5.55%, 6/1/2031	35,000	36,781
Novartis Capital Corp. 4.00%, 9/18/2031	40,000	39,955
		367,910
PIPELINES — 4.4%
Cheniere Energy Partners LP 4.00%, 3/1/2031	60,000	58,296
Kinder Morgan, Inc. 2.00%, 2/15/2031	55,000	49,097
ONEOK, Inc. 6.35%, 1/15/2031	50,000	53,723
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88%, 2/1/2031	80,000	80,419
Williams Cos., Inc. 2.60%, 3/15/2031	40,000	36,555
		278,090
REAL ESTATE INVESTMENT TRUSTS — 7.9%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	80,000	74,979
American Homes 4 Rent LP 2.38%, 7/15/2031	40,000	35,790
Brixmor Operating Partnership LP 2.50%, 8/16/2031	25,000	22,469
COPT Defense Properties LP 2.75%, 4/15/2031	40,000	36,435
Essex Portfolio LP 2.55%, 6/15/2031	30,000	27,238
Extra Space Storage LP 5.90%, 1/15/2031	125,000	132,986
Highwoods Realty LP 2.60%, 2/1/2031	40,000	35,747
Invitation Homes Operating Partnership LP 2.00%, 8/15/2031	65,000	56,667
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	25,000	22,477
Tanger Properties LP 2.75%, 9/1/2031	20,000	18,121
Ventas Realty LP 2.50%, 9/1/2031	40,000	36,049
		498,958
Security Description	Principal Amount	Value
RETAIL — 2.6%
AutoNation, Inc. 2.40%, 8/1/2031	$75,000	$66,130
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	60,000	55,234
Lowe's Cos., Inc. 2.63%, 4/1/2031	50,000	45,918
		167,282
SEMICONDUCTORS — 2.9%
Intel Corp. 5.00%, 2/21/2031	50,000	51,354
Micron Technology, Inc. 5.30%, 1/15/2031	125,000	129,656
		181,010
SOFTWARE — 3.7%
Oracle Corp. 2.88%, 3/25/2031	75,000	68,041
Salesforce, Inc. 1.95%, 7/15/2031	75,000	67,024
Synopsys, Inc. 5.00%, 4/1/2032	50,000	51,254
VMware LLC 2.20%, 8/15/2031	50,000	44,552
		230,871
TELECOMMUNICATIONS — 5.6%
AT&T, Inc. 2.75%, 6/1/2031	140,000	129,063
Cisco Systems, Inc. 4.95%, 2/26/2031	50,000	52,043
T-Mobile USA, Inc. 3.50%, 4/15/2031	120,000	115,091
Verizon Communications, Inc. 2.55%, 3/21/2031	60,000	54,901
		351,098
TRANSPORTATION — 0.5%
Canadian Pacific Railway Co. 2.45%, 12/2/2031	35,000	31,443
TOTAL CORPORATE BONDS & NOTES (Cost $6,076,486)		6,169,306
Shares
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.93% (d) (e)	74,596	74,596

See accompanying notes to Schedule of Investments.

STATE STREET MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	183,590	$183,590
TOTAL SHORT-TERM INVESTMENTS (Cost $258,186)		258,186
TOTAL INVESTMENTS — 101.9% (Cost $6,334,672)		6,427,492
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(117,573)
NET ASSETS — 100.0%		$6,309,919
(a)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at November 30, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of November 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,169,306	$—	$6,169,306
Short-Term Investments	258,186	—	—	258,186
TOTAL INVESTMENTS	$258,186	$6,169,306	$—	$6,427,492

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/25	Value at 11/30/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	61,370	$61,370	$260,027	$246,801	$—	$—	74,596	$74,596	$774
State Street Navigator Securities Lending Portfolio II	206,990	206,990	879,708	903,108	—	—	183,590	183,590	140
Total		$268,360	$1,139,735	$1,149,909	$—	$—		$258,186	$914
See accompanying notes to Schedule of Investments.

STATE STREET MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.2%
AEROSPACE & DEFENSE — 0.8%
Howmet Aerospace, Inc. 4.85%, 10/15/2031	$50,000	$51,520
AGRICULTURE — 2.9%
BAT Capital Corp. 5.35%, 8/15/2032	75,000	78,163
Philip Morris International, Inc. 5.75%, 11/17/2032	100,000	107,286
		185,449
AUTO MANUFACTURERS — 2.4%
Ford Motor Co. 6.10%, 8/19/2032 (a)	70,000	72,154
General Motors Co. 5.60%, 10/15/2032	75,000	78,667
		150,821
BANKS — 6.6%
Bank of America Corp. SOFR + 1.83%, 4.57%, 4/27/2033 (b)	75,000	75,330
Citigroup, Inc. SOFR + 2.09%, 4.91%, 5/24/2033 (b)	50,000	50,920
Goldman Sachs Group, Inc. SOFR + 1.41%, 3.10%, 2/24/2033 (b)	75,000	69,398
Huntington Bancshares, Inc. SOFR + 2.05%, 5.02%, 5/17/2033 (b)	50,000	50,552
JPMorgan Chase & Co. SOFR + 1.80%, 4.59%, 4/26/2033 (b)	50,000	50,444
Morgan Stanley SOFR + 1.29%, 2.94%, 1/21/2033 (b)	50,000	45,888
Wells Fargo & Co. Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	75,000	70,481
		413,013
BEVERAGES — 1.1%
Constellation Brands, Inc. 4.75%, 5/9/2032	67,000	67,647
BIOTECHNOLOGY — 0.6%
Amgen, Inc. 3.35%, 2/22/2032	40,000	37,822
CHEMICALS — 0.7%
Ecolab, Inc. 2.13%, 2/1/2032 (a)	50,000	44,251
COMPUTERS — 2.4%
Apple, Inc. 3.35%, 8/8/2032	55,000	52,953
Security Description	Principal Amount	Value
International Business Machines Corp. 4.40%, 7/27/2032	$100,000	$100,371
		153,324
DISTRIBUTION & WHOLESALE — 0.4%
LKQ Corp. 6.25%, 6/15/2033 (a)	25,000	26,736
DIVERSIFIED FINANCIAL SERVICES — 3.7%
Air Lease Corp. Series MTN, 2.88%, 1/15/2032	105,000	94,311
Capital One Financial Corp. 6.70%, 11/29/2032	30,000	33,244
Charles Schwab Corp. 2.90%, 3/3/2032	60,000	55,151
Jefferies Financial Group, Inc. 2.75%, 10/15/2032	55,000	48,060
		230,766
ELECTRIC — 11.5%
AEP Texas, Inc. 4.70%, 5/15/2032	105,000	105,692
CenterPoint Energy Houston Electric LLC Series AI, 4.45%, 10/1/2032	80,000	79,946
DTE Electric Co. Series A, 3.00%, 3/1/2032	75,000	69,665
Duke Energy Corp. 4.50%, 8/15/2032 (a)	100,000	100,098
Exelon Corp. 3.35%, 3/15/2032	100,000	93,776
Georgia Power Co. 4.70%, 5/15/2032	50,000	50,904
Pacific Gas & Electric Co. 5.90%, 6/15/2032	50,000	52,546
Southern California Edison Co. 5.95%, 11/1/2032	80,000	84,951
Southern Co. 5.70%, 10/15/2032	80,000	85,161
		722,739
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Emerson Electric Co. 6.00%, 8/15/2032	25,000	27,645
ELECTRONICS — 0.8%
Honeywell International, Inc. 4.75%, 2/1/2032	50,000	51,184
ENTERTAINMENT — 1.1%
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	76,000	69,502
ENVIRONMENTAL CONTROL — 0.4%
Waste Connections, Inc. 3.20%, 6/1/2032	25,000	23,331

See accompanying notes to Schedule of Investments.

STATE STREET MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
FOOD — 3.5%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.00%, 5/15/2032	$130,000	$117,438
Kraft Heinz Foods Co. 5.20%, 3/15/2032 (a)	50,000	51,616
McCormick & Co., Inc. 4.95%, 4/15/2033	50,000	51,011
		220,065
HEALTH CARE PRODUCTS — 0.4%
Thermo Fisher Scientific, Inc. 4.95%, 11/21/2032	25,000	26,006
HEALTH CARE SERVICES — 2.2%
HCA, Inc. 3.63%, 3/15/2032	80,000	75,873
UnitedHealth Group, Inc. 4.20%, 5/15/2032	65,000	64,478
		140,351
HOUSEHOLD PRODUCTS & WARES — 1.8%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	105,000	112,083
INSURANCE — 4.4%
Brown & Brown, Inc. 4.20%, 3/17/2032	50,000	48,374
Corebridge Financial, Inc. 3.90%, 4/5/2032	105,000	99,890
Lincoln National Corp. 3.40%, 3/1/2032	80,000	74,355
Progressive Corp. 6.25%, 12/1/2032	50,000	55,745
		278,364
INTERNET — 2.6%
Amazon.com, Inc. 4.70%, 12/1/2032 (a)	130,000	134,068
Meta Platforms, Inc. 4.60%, 11/15/2032	30,000	30,459
		164,527
IRON/STEEL — 2.1%
ArcelorMittal SA 6.80%, 11/29/2032 (a)	80,000	89,593
Vale Overseas Ltd. 6.13%, 6/12/2033	40,000	42,879
		132,472
IT SERVICES — 1.1%
Leidos, Inc. 5.40%, 3/15/2032 (a)	40,000	41,802
NetApp, Inc. 5.50%, 3/17/2032	25,000	26,150
		67,952
LEISURE TIME — 0.8%
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (c)	50,000	51,045
Security Description	Principal Amount	Value
LODGING — 0.7%
Hyatt Hotels Corp. 5.75%, 3/30/2032	$40,000	$41,974
MACHINERY-DIVERSIFIED — 0.8%
Flowserve Corp. 2.80%, 1/15/2032	55,000	49,370
MEDIA — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 4/1/2033	80,000	75,378
MINING — 0.9%
Glencore Funding LLC 2.63%, 9/23/2031 (c)	60,000	54,137
MISCELLANEOUS MANUFACTURER — 0.4%
Eaton Corp. 4.00%, 11/2/2032	25,000	24,668
OIL & GAS — 2.2%
BP Capital Markets America, Inc. 2.72%, 1/12/2032	80,000	73,143
Occidental Petroleum Corp. 5.38%, 1/1/2032	65,000	66,567
		139,710
PACKAGING & CONTAINERS — 1.9%
Sonoco Products Co. 2.85%, 2/1/2032	80,000	72,367
WRKCo, Inc. 4.20%, 6/1/2032	50,000	48,760
		121,127
PHARMACEUTICALS — 3.5%
Becton Dickinson & Co. 4.30%, 8/22/2032	105,000	103,811
Bristol-Myers Squibb Co. 2.95%, 3/15/2032	50,000	46,505
Zoetis, Inc. 5.60%, 11/16/2032	65,000	69,423
		219,739
PIPELINES — 4.0%
Cheniere Energy Partners LP 3.25%, 1/31/2032	80,000	73,587
Kinder Morgan, Inc. 4.80%, 2/1/2033	50,000	50,396
ONEOK, Inc. 6.10%, 11/15/2032	75,000	80,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	50,000	47,805
		252,238
REAL ESTATE — 1.0%
CBRE Services, Inc. 4.90%, 1/15/2033	60,000	60,770

See accompanying notes to Schedule of Investments.

STATE STREET MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 4.5%
Alexandria Real Estate Equities, Inc. 2.00%, 5/18/2032	$55,000	$46,596
American Homes 4 Rent LP 3.63%, 4/15/2032	50,000	47,223
American Tower Corp. 4.05%, 3/15/2032	50,000	48,706
Extra Space Storage LP 2.35%, 3/15/2032	80,000	69,959
Simon Property Group LP 2.65%, 2/1/2032	80,000	72,246
		284,730
RETAIL — 3.7%
AutoNation, Inc. 3.85%, 3/1/2032	25,000	23,528
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032 (a)	125,000	115,070
Lowe's Cos., Inc. 3.75%, 4/1/2032	70,000	67,252
Starbucks Corp. 3.00%, 2/14/2032	30,000	27,755
		233,605
SEMICONDUCTORS — 7.1%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032 (a)	130,000	127,969
Broadcom, Inc. 4.30%, 11/15/2032	50,000	49,710
Intel Corp. 4.00%, 12/15/2032	50,000	47,973
Micron Technology, Inc.:
2.70%, 4/15/2032	100,000	89,637
5.65%, 11/1/2032	85,000	89,465
QUALCOMM, Inc. 4.25%, 5/20/2032	20,000	20,087
Texas Instruments, Inc. 3.65%, 8/16/2032	25,000	24,112
		448,953
SOFTWARE — 4.4%
Oracle Corp. 6.25%, 11/9/2032	100,000	106,159
Synopsys, Inc. 5.00%, 4/1/2032	50,000	51,253
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	75,000	72,931
VMware LLC 2.20%, 8/15/2031	50,000	44,552
		274,895
TELECOMMUNICATIONS — 5.1%
AT&T, Inc. 2.25%, 2/1/2032	130,000	114,687
T-Mobile USA, Inc. 2.70%, 3/15/2032	130,000	117,232
Security Description	Principal Amount	Value
Verizon Communications, Inc. 2.36%, 3/15/2032	$100,000	$88,381
		320,300
TRANSPORTATION — 0.7%
Norfolk Southern Corp. 3.00%, 3/15/2032	50,000	46,317
TRUCKING & LEASING — 0.4%
GATX Corp. 3.50%, 6/1/2032	25,000	23,361
TOTAL CORPORATE BONDS & NOTES (Cost $6,047,079)		6,119,887
	Shares
SHORT-TERM INVESTMENTS — 11.6%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.93% (d) (e)	117,196	117,196
State Street Navigator Securities Lending Portfolio II (f) (g)	611,657	611,657
TOTAL SHORT-TERM INVESTMENTS (Cost $728,853)		728,853
TOTAL INVESTMENTS — 108.8% (Cost $6,775,932)		6,848,740
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.8)%		(553,805)
NET ASSETS — 100.0%		$6,294,935
(a)	All or a portion of the shares of the security are on loan at November 30, 2025.
(b)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of November 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

STATE STREET MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,119,887	$—	$6,119,887
Short-Term Investments	728,853	—	—	728,853
TOTAL INVESTMENTS	$728,853	$6,119,887	$—	$6,848,740

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/25	Value at 11/30/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	82,583	$82,583	$189,503	$154,890	$—	$—	117,196	$117,196	$951
State Street Navigator Securities Lending Portfolio II	574,158	574,158	2,199,110	2,161,611	—	—	611,657	611,657	320
Total		$656,741	$2,388,613	$2,316,501	$—	$—		$728,853	$1,271
See accompanying notes to Schedule of Investments.

STATE STREET MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.2%
AEROSPACE & DEFENSE — 0.8%
L3Harris Technologies, Inc. 5.40%, 7/31/2033	$40,000	$41,962
AGRICULTURE — 3.0%
BAT Capital Corp. 4.63%, 3/22/2033	30,000	29,911
Philip Morris International, Inc. 5.38%, 2/15/2033	116,000	121,663
		151,574
AUTO MANUFACTURERS — 0.9%
General Motors Financial Co., Inc. 6.40%, 1/9/2033	40,000	43,304
BANKS — 5.7%
Bank of America Corp. SOFR + 1.91%, 5.29%, 4/25/2034 (a)	80,000	83,305
Goldman Sachs Group, Inc. SOFR + 1.41%, 3.10%, 2/24/2033 (a)	40,000	37,012
Huntington Bancshares, Inc. SOFR + 2.05%, 5.02%, 5/17/2033 (a)	40,000	40,442
JPMorgan Chase & Co. SOFR + 1.85%, 5.35%, 6/1/2034 (a)	80,000	83,971
KeyCorp Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (a)	40,000	40,024
		284,754
BEVERAGES — 0.9%
Anheuser-Busch InBev Worldwide, Inc. 6.63%, 8/15/2033	40,000	45,217
BIOTECHNOLOGY — 1.6%
Amgen, Inc. 5.25%, 3/2/2033	75,000	78,197
CHEMICALS — 1.7%
Dow Chemical Co. 6.30%, 3/15/2033	40,000	42,786
Eastman Chemical Co. 5.75%, 3/8/2033	40,000	42,008
		84,794
COMMERCIAL SERVICES — 1.4%
Verisk Analytics, Inc. 5.75%, 4/1/2033	64,000	68,095
COMPUTERS — 1.7%
Leidos, Inc. 5.75%, 3/15/2033	80,000	84,850
COSMETICS/PERSONAL CARE — 0.8%
Kenvue, Inc. 4.90%, 3/22/2033	40,000	41,014
Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.9%
LKQ Corp. 6.25%, 6/15/2033	$40,000	$42,778
DIVERSIFIED FINANCIAL SERVICES — 2.2%
Apollo Global Management, Inc. 6.38%, 11/15/2033	80,000	88,313
Capital One Financial Corp. 6.70%, 11/29/2032	20,000	22,163
		110,476
ELECTRIC — 15.8%
AEP Texas, Inc. 5.40%, 6/1/2033	75,000	77,692
Constellation Energy Generation LLC 5.80%, 3/1/2033	76,000	81,461
DTE Electric Co. 5.20%, 4/1/2033	80,000	83,651
Duke Energy Florida LLC 5.88%, 11/15/2033	110,000	119,454
Exelon Corp. 5.30%, 3/15/2033	112,000	116,835
Georgia Power Co. 4.95%, 5/17/2033	64,000	65,552
National Grid PLC 5.81%, 6/12/2033 (b)	112,000	119,842
Pacific Gas & Electric Co. 6.40%, 6/15/2033	40,000	43,398
Southern Co. 5.20%, 6/15/2033	84,000	86,825
		794,710
ENVIRONMENTAL CONTROL — 0.8%
Waste Connections, Inc. 4.20%, 1/15/2033	40,000	39,442
FOOD — 2.7%
Campbell's Co. 5.40%, 3/21/2034	60,000	61,746
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.75%, 4/1/2033	60,000	62,836
Pilgrim's Pride Corp. 6.25%, 7/1/2033	12,000	12,893
		137,475
HEALTH CARE PRODUCTS — 0.4%
Thermo Fisher Scientific, Inc. 5.09%, 8/10/2033	20,000	20,861
HEALTH CARE SERVICES — 1.7%
HCA, Inc. 5.50%, 6/1/2033	40,000	41,967
UnitedHealth Group, Inc. 5.35%, 2/15/2033	40,000	41,938
		83,905

See accompanying notes to Schedule of Investments.

STATE STREET MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.8%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	$40,000	$42,698
INSURANCE — 5.5%
Allstate Corp. 5.35%, 6/1/2033	20,000	20,917
American International Group, Inc. 5.13%, 3/27/2033 (b)	68,000	70,321
Arthur J Gallagher & Co. 5.50%, 3/2/2033	40,000	41,808
Corebridge Financial, Inc. 6.05%, 9/15/2033	96,000	102,237
Progressive Corp. 4.95%, 6/15/2033	20,000	20,604
Prudential Financial, Inc. Series MTN, 5.75%, 7/15/2033	20,000	21,654
		277,541
INTERNET — 0.5%
Meta Platforms, Inc. 4.60%, 11/15/2032	25,000	25,383
IRON/STEEL — 1.9%
Vale Overseas Ltd. 6.13%, 6/12/2033	88,000	94,333
MACHINERY-DIVERSIFIED — 1.6%
Ingersoll Rand, Inc. 5.70%, 8/14/2033	76,000	81,090
MEDIA — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 4/1/2033	60,000	56,533
Comcast Corp. 4.80%, 5/15/2033	20,000	20,247
Fox Corp. 6.50%, 10/13/2033 (b)	52,000	57,623
Paramount Global 5.50%, 5/15/2033	5,000	4,925
		139,328
MINING — 0.8%
Glencore Funding LLC 5.70%, 5/8/2033 (c)	40,000	42,359
MISCELLANEOUS MANUFACTURER — 0.8%
Eaton Corp. 4.15%, 3/15/2033 (b)	40,000	39,599
OIL & GAS — 3.5%
BP Capital Markets America, Inc. 4.89%, 9/11/2033	88,000	90,089
Diamondback Energy, Inc. 6.25%, 3/15/2033	40,000	43,305
Ovintiv, Inc. 6.25%, 7/15/2033	40,000	42,396
		175,790
Security Description	Principal Amount	Value
OIL & GAS SERVICES — 1.5%
Schlumberger Holdings Corp. 4.85%, 5/15/2033 (c)	$76,000	$76,745
PHARMACEUTICALS — 7.0%
AbbVie, Inc. 5.05%, 3/15/2034	60,000	62,234
Becton Dickinson & Co. 5.11%, 2/8/2034	68,000	69,762
CVS Health Corp. 5.30%, 6/1/2033	72,000	74,467
Merck & Co., Inc. 6.50%, 12/1/2033	76,000	86,718
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	60,000	61,193
		354,374
PIPELINES — 8.4%
Cheniere Energy Partners LP 5.95%, 6/30/2033	40,000	42,512
Enbridge, Inc. 5.70%, 3/8/2033	60,000	63,558
Energy Transfer LP:
5.75%, 2/15/2033	56,000	59,075
6.55%, 12/1/2033	72,000	79,375
Kinder Morgan, Inc. 5.20%, 6/1/2033	40,000	41,332
ONEOK, Inc. 6.05%, 9/1/2033	88,000	94,006
Targa Resources Corp. 6.13%, 3/15/2033	40,000	42,865
		422,723
REAL ESTATE — 1.2%
CBRE Services, Inc. 4.90%, 1/15/2033	60,000	60,770
REAL ESTATE INVESTMENT TRUSTS — 4.5%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	68,000	55,868
American Tower Corp. 5.55%, 7/15/2033	36,000	37,804
COPT Defense Properties LP 2.90%, 12/1/2033	80,000	68,512
Invitation Homes Operating Partnership LP 5.50%, 8/15/2033	64,000	66,640
		228,824
RETAIL — 1.6%
AutoZone, Inc. 5.20%, 8/1/2033	40,000	41,210
Lowe's Cos., Inc. 5.15%, 7/1/2033	40,000	41,443
		82,653
SEMICONDUCTORS — 6.0%
Broadcom, Inc. 3.42%, 4/15/2033	80,000	75,005

See accompanying notes to Schedule of Investments.

STATE STREET MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Intel Corp. 5.20%, 2/10/2033	$40,000	$41,042
Marvell Technology, Inc. 5.95%, 9/15/2033	36,000	38,592
Micron Technology, Inc.:
5.65%, 11/1/2032	28,000	29,471
5.88%, 9/15/2033	112,000	119,522
		303,632
SOFTWARE — 0.9%
Oracle Corp. 4.90%, 2/6/2033	44,000	43,222
TELECOMMUNICATIONS — 4.1%
AT&T, Inc. 5.40%, 2/15/2034	60,000	62,735
T-Mobile USA, Inc. 5.05%, 7/15/2033	80,000	82,123
Verizon Communications, Inc. 5.05%, 5/9/2033	60,000	61,881
		206,739
TRANSPORTATION — 0.8%
United Parcel Service, Inc. 4.88%, 3/3/2033 (b)	40,000	41,430
TOTAL CORPORATE BONDS & NOTES (Cost $4,840,583)		4,892,641
Shares
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.93% (d) (e)	72,054	72,054
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	96,615	$96,615
TOTAL SHORT-TERM INVESTMENTS (Cost $168,669)		168,669
TOTAL INVESTMENTS — 100.6% (Cost $5,009,252)		5,061,310
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(28,479)
NET ASSETS — 100.0%		$5,032,831
(a)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at November 30, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.4% of net assets as of November 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,892,641	$—	$4,892,641
Short-Term Investments	168,669	—	—	168,669
TOTAL INVESTMENTS	$168,669	$4,892,641	$—	$5,061,310
See accompanying notes to Schedule of Investments.

STATE STREET MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/25	Value at 11/30/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	109,029	$109,029	$135,303	$172,278	$—	$—	72,054	$72,054	$931
State Street Navigator Securities Lending Portfolio II	48,528	48,528	577,158	529,071	—	—	96,615	96,615	93
Total		$157,557	$712,461	$701,349	$—	$—		$168,669	$1,024
See accompanying notes to Schedule of Investments.

STATE STREET MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
AEROSPACE & DEFENSE — 2.3%
Boeing Co. 3.60%, 5/1/2034	$55,000	$50,176
L3Harris Technologies, Inc. 5.35%, 6/1/2034	65,000	67,619
RTX Corp. 6.10%, 3/15/2034	50,000	55,196
		172,991
AGRICULTURE — 2.8%
Imperial Brands Finance PLC 5.88%, 7/1/2034 (a)	200,000	209,602
APPAREL — 0.3%
Tapestry, Inc. 5.50%, 3/11/2035	25,000	25,640
AUTO MANUFACTURERS — 3.2%
General Motors Financial Co., Inc. 5.95%, 4/4/2034	230,000	242,066
BANKS — 4.9%
Bank of America Corp. SOFR + 1.65%, 5.47%, 1/23/2035 (b)	40,000	42,125
Citigroup, Inc. SOFR + 2.06%, 5.83%, 2/13/2035 (b)	40,000	41,800
Goldman Sachs Group, Inc. SOFR + 1.95%, 6.56%, 10/24/2034 (b)	50,000	56,233
JPMorgan Chase & Co. SOFR + 1.62%, 5.34%, 1/23/2035 (b)	40,000	41,861
Morgan Stanley SOFR + 1.73%, 5.47%, 1/18/2035 (b)	50,000	52,379
U.S. Bancorp SOFR + 1.86%, 5.68%, 1/23/2035 (b)	75,000	79,684
Wells Fargo & Co. SOFR + 1.78%, 5.50%, 1/23/2035 (b)	50,000	52,605
		366,687
BEVERAGES — 1.7%
Anheuser-Busch InBev Worldwide, Inc. 5.00%, 6/15/2034	120,000	124,763
BIOTECHNOLOGY — 0.3%
Royalty Pharma PLC 5.40%, 9/2/2034	20,000	20,567
CHEMICALS — 1.6%
Dow Chemical Co. 4.25%, 10/1/2034	80,000	73,802
Security Description	Principal Amount	Value
Eastman Chemical Co. 5.63%, 2/20/2034 (c)	$45,000	$46,531
		120,333
COMMERCIAL SERVICES — 1.4%
Verisk Analytics, Inc. 5.25%, 6/5/2034	100,000	103,070
CONSTRUCTION MATERIALS — 2.2%
Carrier Global Corp. 5.90%, 3/15/2034	120,000	129,575
Owens Corning 5.70%, 6/15/2034	35,000	36,949
		166,524
DIVERSIFIED FINANCIAL SERVICES — 2.3%
Capital One Financial Corp. SOFR + 3.37%, 7.96%, 11/2/2034 (b)	40,000	47,351
Charles Schwab Corp. SOFR + 2.50%, 5.85%, 5/19/2034 (b)	50,000	53,711
Jefferies Financial Group, Inc. 6.20%, 4/14/2034	70,000	74,142
		175,204
ELECTRIC — 12.7%
AEP Texas, Inc. 5.70%, 5/15/2034	70,000	73,346
CenterPoint Energy Houston Electric LLC 5.15%, 3/1/2034	55,000	56,877
Constellation Energy Generation LLC 6.13%, 1/15/2034	70,000	76,224
DTE Electric Co. 5.20%, 3/1/2034	135,000	140,450
Duke Energy Carolinas LLC 4.85%, 1/15/2034	95,000	96,687
Georgia Power Co. 5.25%, 3/15/2034	70,000	72,661
National Grid PLC 5.42%, 1/11/2034	70,000	72,980
Pacific Gas & Electric Co. 5.80%, 5/15/2034	95,000	99,097
PacifiCorp 5.45%, 2/15/2034 (c)	70,000	71,567
Southern California Edison Co. 5.20%, 6/1/2034	60,000	60,539
Southern Co. 5.70%, 3/15/2034	130,000	137,437
		957,865
ENVIRONMENTAL CONTROL — 1.1%
Republic Services, Inc. 5.20%, 11/15/2034	30,000	31,298
Waste Connections, Inc. 5.00%, 3/1/2034	50,000	51,244
		82,542

See accompanying notes to Schedule of Investments.

STATE STREET MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
FOOD — 4.2%
Campbell's Co. 5.40%, 3/21/2034	$70,000	$72,037
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 3/15/2034	50,000	55,539
Mars, Inc. 5.20%, 3/1/2035 (a)	100,000	103,412
Pilgrim's Pride Corp. 6.88%, 5/15/2034	30,000	33,294
Tyson Foods, Inc. 4.88%, 8/15/2034	50,000	50,105
		314,387
HEALTH CARE PRODUCTS — 1.3%
Solventum Corp. 5.60%, 3/23/2034	40,000	41,815
Thermo Fisher Scientific, Inc. 5.20%, 1/31/2034	55,000	57,571
		99,386
HEALTH CARE SERVICES — 2.4%
HCA, Inc.:
5.45%, 9/15/2034	60,000	62,330
5.75%, 3/1/2035	30,000	31,673
UnitedHealth Group, Inc. 5.15%, 7/15/2034	80,000	82,662
		176,665
INSURANCE — 6.0%
Arch Capital Group Ltd. 7.35%, 5/1/2034	60,000	70,330
Arthur J Gallagher & Co. 5.45%, 7/15/2034	100,000	104,117
Brown & Brown, Inc. 5.65%, 6/11/2034	70,000	72,629
Corebridge Financial, Inc. 5.75%, 1/15/2034	80,000	83,540
Lincoln National Corp. 5.85%, 3/15/2034	45,000	47,333
MetLife, Inc. 5.30%, 12/15/2034	70,000	73,045
		450,994
INTERNET — 4.0%
Alphabet, Inc. 4.50%, 5/15/2035	100,000	100,765
Amazon.com, Inc. 4.80%, 12/5/2034 (c)	95,000	98,466
Expedia Group, Inc. 5.40%, 2/15/2035	25,000	25,819
Meta Platforms, Inc. 4.75%, 8/15/2034	75,000	76,326
		301,376
IRON/STEEL — 0.8%
ArcelorMittal SA 6.00%, 6/17/2034	55,000	59,331
Security Description	Principal Amount	Value
IT SERVICES — 0.7%
Leidos, Inc. 5.50%, 3/15/2035	$50,000	$52,318
LODGING — 1.0%
Las Vegas Sands Corp. 6.20%, 8/15/2034	70,000	73,748
MACHINERY-DIVERSIFIED — 0.8%
AGCO Corp. 5.80%, 3/21/2034	40,000	41,791
Ingersoll Rand, Inc. 5.45%, 6/15/2034	20,000	20,919
		62,710
MEDIA — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.55%, 6/1/2034	105,000	110,759
MINING — 1.0%
Glencore Funding LLC 5.63%, 4/4/2034 (a)	50,000	52,409
Rio Tinto Finance USA PLC 5.25%, 3/14/2035	25,000	25,948
		78,357
OFFICE & BUSINESS EQUIPMENT — 0.6%
CDW LLC/CDW Finance Corp. 5.55%, 8/22/2034	40,000	41,198
OIL & GAS — 4.9%
BP Capital Markets America, Inc. 5.23%, 11/17/2034	100,000	104,082
Devon Energy Corp. 5.20%, 9/15/2034 (c)	50,000	50,200
Diamondback Energy, Inc. 5.40%, 4/18/2034	50,000	51,399
Occidental Petroleum Corp. 5.55%, 10/1/2034	55,000	56,096
Ovintiv, Inc. 6.50%, 8/15/2034	65,000	69,724
Suncor Energy, Inc. 5.95%, 12/1/2034	35,000	37,182
		368,683
PACKAGING & CONTAINERS — 0.8%
Berry Global, Inc. 5.65%, 1/15/2034	55,000	57,676
PHARMACEUTICALS — 5.3%
AbbVie, Inc. 5.05%, 3/15/2034	142,000	147,287
Astrazeneca Finance LLC 5.00%, 2/26/2034	40,000	41,679
Becton Dickinson & Co. 5.11%, 2/8/2034	20,000	20,518
CVS Health Corp. 5.70%, 6/1/2034	25,000	26,335

See accompanying notes to Schedule of Investments.

STATE STREET MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Eli Lilly & Co. 4.60%, 8/14/2034	$50,000	$50,614
Novartis Capital Corp. 4.20%, 9/18/2034	115,000	113,115
		399,548
PIPELINES — 6.4%
Cheniere Energy Partners LP 5.75%, 8/15/2034	95,000	99,402
Enbridge, Inc. 5.63%, 4/5/2034	95,000	99,710
Energy Transfer LP 5.60%, 9/1/2034	110,000	113,953
Kinder Morgan, Inc. 5.30%, 12/1/2034	40,000	41,024
ONEOK, Inc. 5.05%, 11/1/2034	50,000	49,780
Targa Resources Corp. 6.50%, 3/30/2034	50,000	54,948
Williams Cos., Inc. 5.15%, 3/15/2034	25,000	25,519
		484,336
REAL ESTATE INVESTMENT TRUSTS — 5.1%
Alexandria Real Estate Equities, Inc. 2.95%, 3/15/2034	45,000	38,818
American Homes 4 Rent LP 5.50%, 7/15/2034	55,000	57,089
Brixmor Operating Partnership LP 5.50%, 2/15/2034	60,000	61,979
Extra Space Storage LP 5.40%, 2/1/2034	94,000	96,820
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	68,000	58,236
Regency Centers LP 5.25%, 1/15/2034	65,000	67,352
		380,294
RETAIL — 1.5%
AutoNation, Inc. 5.89%, 3/15/2035	35,000	36,501
AutoZone, Inc. 5.40%, 7/15/2034	70,000	72,930
		109,431
SEMICONDUCTORS — 4.7%
Broadcom, Inc. 3.47%, 4/15/2034 (c)	160,000	147,749
Intel Corp. 5.15%, 2/21/2034 (c)	25,000	25,443
KLA Corp. 5.65%, 11/1/2034	30,000	32,426
Marvell Technology, Inc. 5.95%, 9/15/2033	50,000	53,600
Micron Technology, Inc. 5.80%, 1/15/2035	90,000	95,150
		354,368
Security Description	Principal Amount	Value
SOFTWARE — 2.9%
Oracle Corp. 4.30%, 7/8/2034	$80,000	$74,179
Paychex, Inc. 5.60%, 4/15/2035	30,000	31,514
Synopsys, Inc. 5.15%, 4/1/2035	40,000	40,877
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	70,000	73,493
		220,063
TELECOMMUNICATIONS — 4.8%
AT&T, Inc. 5.40%, 2/15/2034	100,000	104,559
Cisco Systems, Inc. 5.05%, 2/26/2034	80,000	83,008
T-Mobile USA, Inc. 5.15%, 4/15/2034	120,000	123,449
Verizon Communications, Inc. 4.40%, 11/1/2034	50,000	48,580
		359,596
TRANSPORTATION — 0.6%
United Parcel Service, Inc. 5.15%, 5/22/2034	45,000	47,066
TOTAL CORPORATE BONDS & NOTES (Cost $7,222,268)		7,370,144
	Shares
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.93% (d) (e)	43,980	43,980
State Street Navigator Securities Lending Portfolio II (f) (g)	309,988	309,988
TOTAL SHORT-TERM INVESTMENTS (Cost $353,968)		353,968
TOTAL INVESTMENTS — 102.8% (Cost $7,576,236)		7,724,112
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(207,122)
NET ASSETS — 100.0%		$7,516,990
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.9% of net assets as of November 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	All or a portion of the shares of the security are on loan at November 30, 2025.

See accompanying notes to Schedule of Investments.

STATE STREET MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,370,144	$—	$7,370,144
Short-Term Investments	353,968	—	—	353,968
TOTAL INVESTMENTS	$353,968	$7,370,144	$—	$7,724,112

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/25	Value at 11/30/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	39,240	$39,240	$85,943	$81,203	$—	$—	43,980	$43,980	$448
State Street Navigator Securities Lending Portfolio II	261,818	261,818	1,817,383	1,769,213	—	—	309,988	309,988	317
Total		$301,058	$1,903,326	$1,850,416	$—	$—		$353,968	$765
See accompanying notes to Schedule of Investments.

STATE STREET MY2035 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.4%
AEROSPACE & DEFENSE — 5.0%
Boeing Co. 3.30%, 3/1/2035	$50,000	$43,400
General Dynamics Corp. 4.95%, 8/15/2035	25,000	25,693
L3Harris Technologies, Inc. 4.85%, 4/27/2035	75,000	75,317
RTX Corp. 5.40%, 5/1/2035	100,000	105,867
		250,277
AGRICULTURE — 5.2%
BAT Capital Corp. 5.63%, 8/15/2035	75,000	78,615
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (a)	100,000	105,741
Philip Morris International, Inc. 4.88%, 4/30/2035	75,000	75,648
		260,004
AUTO MANUFACTURERS — 1.5%
General Motors Co. 5.00%, 4/1/2035	50,000	49,489
Toyota Motor Corp. 5.05%, 6/30/2035	25,000	25,854
		75,343
BANKS — 4.2%
Goldman Sachs Group, Inc. SOFR + 1.38%, 5.54%, 1/28/2036 (b)	25,000	26,218
JPMorgan Chase & Co. SOFR + 1.68%, 5.57%, 4/22/2036 (b)	50,000	53,149
M&T Bank Corp. Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (b)	50,000	50,977
Morgan Stanley SOFR + 1.76%, 5.66%, 4/17/2036 (b)	25,000	26,544
Wells Fargo & Co. SOFR + 1.74%, 5.61%, 4/23/2036 (b)	50,000	52,973
		209,861
BEVERAGES — 1.6%
Anheuser-Busch InBev Worldwide, Inc. 5.88%, 6/15/2035	75,000	82,688
BIOTECHNOLOGY — 1.5%
Gilead Sciences, Inc. 4.60%, 9/1/2035	75,000	74,847
COMMERCIAL SERVICES — 1.0%
Verisk Analytics, Inc. 5.25%, 3/15/2035	50,000	51,152
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 1.0%
Carlisle Cos., Inc. 5.25%, 9/15/2035	$50,000	$51,108
DIVERSIFIED FINANCIAL SERVICES — 1.6%
Charles Schwab Corp. SOFR + 2.01%, 6.14%, 8/24/2034 (b)	75,000	81,952
ELECTRIC — 13.4%
AEP Transmission Co. LLC 5.38%, 6/15/2035	100,000	103,969
Ameren Corp. 5.38%, 3/15/2035	25,000	25,778
CenterPoint Energy Houston Electric LLC Series AQ, 4.95%, 8/15/2035	25,000	25,332
Duke Energy Corp. 4.95%, 9/15/2035	50,000	50,044
Exelon Corp. 4.95%, 6/15/2035	100,000	100,015
FirstEnergy Transmission LLC 5.00%, 1/15/2035	100,000	100,722
Georgia Power Co. 5.20%, 3/15/2035	100,000	103,179
NRG Energy, Inc. 5.41%, 10/15/2035 (a)	30,000	30,009
Pacific Gas & Electric Co. 6.00%, 8/15/2035	100,000	105,584
PacifiCorp 5.25%, 6/15/2035	25,000	25,115
		669,747
ELECTRICAL COMPONENTS & EQUIPMENT — 1.0%
Emerson Electric Co. 5.00%, 3/15/2035	50,000	51,780
FOOD — 2.9%
Campbell's Co. 4.75%, 3/23/2035	75,000	73,357
J.M. Smucker Co. 4.25%, 3/15/2035	75,000	71,160
		144,517
GAS — 0.5%
Southern California Gas Co. 5.45%, 6/15/2035	25,000	26,151
HEALTH CARE PRODUCTS — 1.0%
Medtronic, Inc. 4.38%, 3/15/2035	25,000	24,769
Stryker Corp. 5.20%, 2/10/2035	25,000	25,964
		50,733
HEALTH CARE SERVICES — 2.6%
HCA, Inc. 5.75%, 3/1/2035	50,000	52,787

See accompanying notes to Schedule of Investments.

STATE STREET MY2035 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
UnitedHealth Group, Inc. 5.30%, 6/15/2035	$75,000	$78,168
		130,955
HOME BUILDERS — 2.1%
PulteGroup, Inc. 6.00%, 2/15/2035	50,000	54,089
Toll Brothers Finance Corp. 5.60%, 6/15/2035	50,000	51,698
		105,787
INSURANCE — 4.1%
American International Group, Inc. 5.45%, 5/7/2035	50,000	52,379
Arthur J Gallagher & Co. 5.15%, 2/15/2035	50,000	50,784
Marsh & McLennan Cos., Inc. 5.00%, 3/15/2035	50,000	50,885
Prudential Financial, Inc. 5.20%, 3/14/2035	50,000	51,487
		205,535
INTERNET — 2.8%
Alphabet, Inc. 4.50%, 5/15/2035	25,000	25,191
Expedia Group, Inc. 5.40%, 2/15/2035	25,000	25,819
Meta Platforms, Inc. 4.75%, 8/15/2034	65,000	66,149
Uber Technologies, Inc. 4.80%, 9/15/2035	25,000	24,980
		142,139
IRON/STEEL — 0.5%
Nucor Corp. 5.10%, 6/1/2035	25,000	25,639
IT SERVICES — 4.6%
Apple, Inc. 4.75%, 5/12/2035	20,000	20,639
International Business Machines Corp. 5.20%, 2/10/2035	100,000	103,538
Leidos, Inc. 5.50%, 3/15/2035	50,000	52,318
NetApp, Inc. 5.70%, 3/17/2035	50,000	52,587
		229,082
LEISURE TIME — 0.5%
Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036	25,000	25,270
MEDIA — 3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.38%, 10/23/2035	100,000	103,382
Security Description	Principal Amount	Value
Comcast Corp. 6.50%, 11/15/2035	$25,000	$28,020
Walt Disney Co. 6.40%, 12/15/2035	15,000	17,082
		148,484
MINING — 1.6%
Glencore Funding LLC 5.67%, 4/1/2035 (a)	75,000	78,809
OIL & GAS — 4.4%
BP Capital Markets America, Inc. 5.23%, 11/17/2034	75,000	78,061
Coterra Energy, Inc. 5.40%, 2/15/2035	45,000	45,931
Diamondback Energy, Inc. 5.55%, 4/1/2035	45,000	46,536
Ovintiv, Inc. 6.50%, 8/15/2034	45,000	48,271
		218,799
PACKAGING & CONTAINERS — 0.5%
Packaging Corp. of America 5.20%, 8/15/2035	25,000	25,596
PHARMACEUTICALS — 5.0%
AbbVie, Inc. 4.50%, 5/14/2035	100,000	99,284
CVS Health Corp. 4.88%, 7/20/2035	50,000	49,527
Eli Lilly & Co. 5.10%, 2/12/2035	75,000	78,292
Merck & Co., Inc. 4.95%, 9/15/2035	25,000	25,665
		252,768
PIPELINES — 5.2%
Energy Transfer LP 5.70%, 4/1/2035	50,000	51,999
Enterprise Products Operating LLC Series J, 5.75%, 3/1/2035	50,000	53,480
MPLX LP 5.40%, 9/15/2035	50,000	50,642
Targa Resources Corp. 5.55%, 8/15/2035	50,000	51,361
Williams Cos., Inc. 5.30%, 9/30/2035	50,000	51,194
		258,676
REAL ESTATE INVESTMENT TRUSTS — 3.1%
Alexandria Real Estate Equities, Inc. 5.50%, 10/1/2035	25,000	25,534
American Tower Corp. 5.35%, 3/15/2035	25,000	25,770
AvalonBay Communities, Inc. 5.00%, 8/1/2035	25,000	25,367
Mid-America Apartments LP 4.95%, 3/1/2035	25,000	25,351
Prologis LP 5.25%, 5/15/2035	25,000	25,936

See accompanying notes to Schedule of Investments.

STATE STREET MY2035 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Regency Centers LP 5.10%, 1/15/2035	$25,000	$25,466
		153,424
RETAIL — 2.1%
AutoNation, Inc. 5.89%, 3/15/2035	50,000	52,145
O'Reilly Automotive, Inc. 5.00%, 8/19/2034	50,000	50,666
		102,811
SEMICONDUCTORS — 4.2%
Broadcom, Inc. 5.20%, 7/15/2035	75,000	78,156
Marvell Technology, Inc. 5.45%, 7/15/2035	50,000	51,683
Micron Technology, Inc. 6.05%, 11/1/2035	75,000	80,494
		210,333
SHIPBUILDING — 1.6%
Huntington Ingalls Industries, Inc. 5.75%, 1/15/2035	75,000	79,520
SOFTWARE — 3.0%
MSCI, Inc. 5.25%, 9/1/2035	50,000	50,610
Oracle Corp. 5.50%, 8/3/2035	50,000	50,123
Synopsys, Inc. 5.15%, 4/1/2035	50,000	51,096
		151,829
TELECOMMUNICATIONS — 3.6%
AT&T, Inc. 5.38%, 8/15/2035	100,000	103,412
T-Mobile USA, Inc. 5.30%, 5/15/2035	75,000	77,572
		180,984
TRANSPORTATION — 1.5%
Canadian Pacific Railway Co. 4.80%, 9/15/2035	25,000	24,985
Security Description	Principal Amount	Value
United Parcel Service, Inc. 5.25%, 5/14/2035	$50,000	$52,311
		77,296
TOTAL CORPORATE BONDS & NOTES (Cost $4,892,636)		4,883,896
	Shares
SHORT-TERM INVESTMENT — 1.3%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.93% (c) (d) (Cost $66,528)	66,528	66,528
TOTAL INVESTMENTS — 98.7% (Cost $4,959,164)		4,950,424
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		63,128
NET ASSETS — 100.0%		$5,013,552
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.3% of net assets as of November 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at November 30, 2025.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,883,896	$—	$4,883,896
Short-Term Investment	66,528	—	—	66,528
TOTAL INVESTMENTS	$66,528	$4,883,896	$—	$4,950,424
See accompanying notes to Schedule of Investments.

STATE STREET MY2035 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/17/25*	Value at 9/17/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/25	Value at 11/30/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$125,548	$59,020	$—	$—	66,528	$66,528	$412
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmark. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of November 30, 2025, is disclosed in each Fund's respective Schedule of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2025, are disclosed in the Funds' respective Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the Form N-PORT filing was issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filing.